             ANCHOR
             SERIES
             TRUST

                                                   SEMIANNUAL
                                                   REPORT
                                                   JUNE 30, 2002

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Money Market Portfolio......................................    4
                        Government and Quality Bond Portfolio.......................    6
                        Growth and Income Portfolio.................................    9
                        Growth Portfolio............................................   12
                        Capital Appreciation Portfolio..............................   16
                        Natural Resources Portfolio.................................   20
                        Multi-Asset Portfolio.......................................   22
                        Strategic Multi-Asset Portfolio.............................   26
                        Statement of Assets and Liabilities.........................   40
                        Statement of Operations.....................................   42
                        Statement of Changes in Net Assets..........................   44
                        Notes to Financial Statements...............................   48
                        Financial Highlights........................................   56

---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our semiannual report for the Anchor
                Series Trust, the underlying investment portfolios for the ICAP II Variable Annuity issued by Anchor National Life Insurance Company and First SunAmerica Life Insurance Company.

                  The following information is from Wellington Management
                Company, LLP ("Wellington Management"), subadviser for the Anchor Series Trust portfolios. We believe this information will give you some insight into the markets over the past six months and how conditions affected the performance of your underlying investments.

                FINANCIAL MARKET OVERVIEW

                  The U.S. equity market is on its way to posting its third
                consecutive year of decline. The last time this happened was sixty years ago (1939-1941), and stocks fell by a cumulative 31% during that period. The trailing three-year performance through June 2002 stands at a comparable 28%. Where do we go from here? One has to recognize the risk of further market weakness due to heightened geopolitical tensions and a growing distrust of corporate managements. We believe, however, that economic fundamentals are improving, and that more favorable news concerning corporate profits is just around the corner. History also tells us that past periods of disconnect between Main Street and Wall Street have proved to be temporary. Ten-year U.S. Treasury bond yields have declined to their lowest level of the year, currently at 4.7%. The second quarter rally in bonds came in response to signs of a slower second quarter Real Gross Domestic Product growth rate vis-a-vis the first quarter, reduced expectations of Federal Reserve Board interest rate hikes, and an environment of growing risk aversion.

                GLOBAL ECONOMIC OVERVIEW

                  In the U.S., we think economic conditions are improving. The manufacturing sector is in an accelerating mode. Orders and production are posting solid gains. Consumer spending remains steady, supported by an improving labor market. Profits are at an inflection point. Second half earnings comparisons have been showing strong positive growth from a year ago. As an earnings recovery gets underway, we believe the business investment will begin to recover. In spite of these positive signs for the economy, the mood of the stock market remains gloomy. In our judgment, it is external factors that have shaken the equity market and investor confidence such as the cascade of corporate accounting scandals and heightened geopolitical risk. We do not believe that the poor equity market performance will derail an economic recovery, though it will delay any interest rate rise contemplated by the Federal Reserve.

                  Asia displayed some of the earliest signs that the global
                economic cycle was turning positive, especially in the bigger economies of China, South Korea, and Taiwan. While speculation about the sustainability of the recovery in the rest of the world abounds, we believe that Asia is signaling that the recovery is broad and even includes the technology sector. Japan, in particular, is benefiting from a positive turn in demand for their exports. Europe, however, is lagging the U.S. by a few months; but here, too, we see signs of a strong rebound in the industrial sector. Latin America is under pressure. Argentina continues to be in dire circumstances. Since its devaluation, the Argentine currency has lost 74% of its value. More recently, political uncertainty in Brazil has resulted in heavy selling of Brazilian debt and its currency.

                  Within this context, Wellington Management provides the
                following investment comments for each of the eight Anchor Series Trust Portfolios for the six months ended June 30, 2002.
                                                           ---------------------

---------------------

                EQUITY PORTFOLIOS

                  The Growth and Income Portfolio seeks high current income and long-term capital appreciation through investment in common stocks. The portfolio returned -16.1% during the first half of 2002, underperforming the benchmark Standard and Poors 500 (S&P
                500) Index, which returned -13.2%. Relative to the S&P 500 Index, one of the bright spots for the portfolio was stock selection within the technology sector, where its stocks were not punished as badly as those in the benchmark. On the down side, portfolio returns were hurt by the relative underperformance of industrial and financial stocks.

                  The Growth Portfolio seeks capital appreciation through
                investments in companies that have records of above-average growth and continued prospects for solid growth in the future. The portfolio invests in high-quality companies across a range of market capitalizations. The Growth Portfolio posted a -12.6% return in the first six months of 2002, which was slightly below the benchmark Russell 3000 Index return of -12.2% for the same period. The portfolio did well in the materials sector, where an overweight position and good stock selection helped performance. The portfolio's health care stocks also outperformed those in the benchmark index, and the portfolio's technology stocks helped performance relative to the index. Unfortunately, these areas were overshadowed by poor stock selection in the telecommunications and industrials sectors.

                  The Capital Appreciation Portfolio seeks long-term capital appreciation through investments in growth equity securities that are widely diversified by industry and company. These securities may include smaller companies that may be newer and less seasoned, or that represent new or changing industries. In the first six months of 2002, the Capital Appreciation Portfolio returned -16.1%. Although absolute returns were negative, the portfolio outperformed its benchmark index, the Russell 3000 Growth, which returned -20.5% during the six-month period. The best sectors for the portfolio were technology and health care, where the portfolio's stocks outperformed the benchmark's holdings. An underweight position in the technology sector also helped the portfolio's relative returns versus the benchmark. On the other hand, underweight positions in consumer staples and materials, sectors that actually had positive returns for the period, detracted from performance relative to the Russell 3000 Growth Index.

                  The Natural Resources Portfolio seeks to outpace inflation through investments in natural resource companies around the world. So far in 2002, this portfolio has been the best performing portfolio in the Anchor Series lineup, returning 14.4%. Oil & gas and metals companies continue to outperform as the broader market struggles.

                FIXED INCOME PORTFOLIOS

                  The Money Market Portfolio posted a 0.52% return for the first six months of 2002, slightly behind the MFR All Taxable return of 0.58%. Yields have been suppressed by the Federal Reserve Board's tightening, and the short end of the yield curve has continued to flatten now that rate increases are not anticipated in the near future. As of June 30, 2002, the portfolio had a weighted average maturity of 48 days and was comprised of 38% commercial paper, 30% agencies, 16% bank product, 11% repurchase agreements, and 5% in other money market instruments.

                  The Government and Quality Bond Portfolio seeks to provide relatively high current income, liquidity and security of principal. The Government and Quality Bond Portfolio provided investors with a 3.59% return for the six months ended June 30, 2002, slightly underperforming the 3.79% return of the Lehman Brothers Aggregate Bond Index. Holdings within the portfolio avoided many of the under-performing credits during the period, but concentration at the long and short ends of the Treasury curve detracted from overall performance. As of June 30, 2002, the portfolio maintained a slightly
---------------------
    2

---------------------

                shorter duration stance of 4.3 relative to the index duration of
                4.4. Portfolio holdings were diversified by sectors as follows:
                44% in mortgage-backed securities, 24% in investment grade corporate bonds, 15% in U.S. government and agency securities, 13% in cash equivalents and 3% in asset-backed securities.

                BALANCED PORTFOLIOS

                  The Multi-Asset Portfolio seeks to provide investors with
                long-term total investment return consistent with moderate investment risk. The portfolio achieves this mandate through a weighting of approximately 60% in U.S. core equities and 40% in U.S. investment grade bonds. The Multi-Asset Portfolio returned -9.5% for the first six months of 2002, weighed down primarily by the decline in the stock market. The composite benchmark (made up of 60% S&P 500, 35% Lehman Brothers Aggregate Bond Index, and 5% Treasury bills) posted a -6.7% for the period. While this result is not encouraging, the diversification of the portfolio's holdings did provide some cushion against the stock market's swoon so far this year. The portfolio's effective asset class exposure as of June 30, 2002 was comprised of 63% equities, 32% fixed-income securities, and 5% cash equivalents.

                  The Strategic Multi-Asset Portfolio seeks to obtain high
                long-term total investment return through investment in core global stocks, aggressive stocks and global fixed income securities, including high-yield securities. The portfolio fell -5.1% in the first half of 2002, slightly less than the composite benchmark's -5.3% decline (the benchmark consists of 65% MSCI AC World Free Index, 20% Salomon Brothers World Government Bond Index (U.S. dollar hedged), 10% Lehman High-Yield Index, and 5% Three Month Treasury Bill). The broad diversification within the portfolio was an asset to overall performance, as it mitigated the losses caused by the market decline. The portfolio's effective asset class exposure as of June 30, 2002 was as follows: 51% core global equities, 17% aggressive equities, 30% global fixed income (including high-yield securities), and 2% cash equivalents.

                  This concludes the overview from Wellington Management. We appreciate the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY WINTROB
                Jay Wintrob
                Chief Executive Officer
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                August 7, 2002

                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 2002
                                                                     (UNAUDITED)

                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 91.0%                   AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       BANK NOTES -- 12.5%
                       Branch Banking & Trust Co. 1.79% due 7/10/02................  $ 1,000,000   $  1,000,000
                       Canadian Imperial Bank Commerce 2.07% due 12/23/02..........      750,000        750,247
                       Dresdner Bank AG 1.87% due 12/18/02.........................    1,000,000      1,000,000
                       Wells Fargo Bank, NA 1.77% due 9/27/02......................    1,000,000      1,000,000
                                                                                                   -------------
                       TOTAL BANK NOTES (cost $3,750,247)..........................                   3,750,247
                                                                                                   -------------
                       COMMERCIAL PAPER -- 31.9%
                       Corporate Asset Fund 1.78% due 8/1/02.......................      600,000        599,080
                       Edison Asset Security 1.79% due 7/2/02......................      700,000        699,965
                       Eureka Securitization, Inc. 1.80% due 8/20/02...............      700,000        698,250
                       Falcon Asset Securitization Corp. 1.80% due 7/22/02.........      700,000        699,265
                       Galaxy Funding, Inc. 1.80% due 8/6/02.......................      600,000        598,920
                       General Electric Capital Corp. 1.82% due 7/24/02............    1,400,000      1,398,372
                       Goldman Sachs Group LP Year 1 & 2 2.92% due 4/1/03..........      500,000        488,907
                       Greyhawk Capital Corp. 1.78% due 7/25/02....................      700,000        699,169
                       Kittyhawk Funding 1.78% due 7/22/02.........................      700,000        699,273
                       Massmutual Funding 1.77% due 7/22/02........................    1,000,000        998,968
                       Montana Blanc Capital Corp. 1.80% due 7/25/02...............      700,000        699,160
                       Preferred Receivables Funding 1.78% due 7/26/02.............      700,000        699,135
                       Variable Funding Capital Corp. 1.79% due 8/8/02.............      600,000        598,866
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $9,577,330)....................                   9,577,330
                                                                                                   -------------
                       CORPORATE SHORT-TERM NOTES -- 13.0%
                       Monumental Life Insurance Co. 2.02% due 8/1/02(1)...........    1,000,000      1,000,000
                       Pfizer, Inc. 1.74% due 7/18/02..............................    1,000,000        999,178
                       Toyota Motor Credit Corp. 1.76% due 7/23/02.................      900,000        899,032
                       Wilmington Trust Corp. 1.83% due 8/1/02.....................    1,000,000      1,000,000
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $3,898,210)..........                   3,898,210
                                                                                                   -------------
                       U.S. GOVERNMENT & AGENCIES -- 33.6%
                       Federal Home Loan Bank 5.50% due 7/26/02....................    1,500,000      1,503,721
                       Federal Home Loan Bank 6.88% due 7/18/02....................      715,000        716,647
                       Federal Home Loan Mortgage Corp. 2.38% due 7/9/03...........      500,000        500,000
                       Federal Home Loan Mortgage Discount Notes 1.66% due
                         8/16/02...................................................    3,500,000      3,492,576
                       Federal Home Loan Mortgage Discount Notes 1.80% due
                         7/18/02...................................................      275,000        274,767
                       Federal National Mortgage Association 1.72% due 11/29/02....    1,000,000        999,886
                       Federal National Mortgage Association Disc. Notes 1.65% due
                         7/17/02...................................................    2,200,000      2,198,387
                       Federal National Mortgage Association Disc. Notes 1.77% due
                         7/12/02...................................................      415,000        414,775
                                                                                                   -------------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $10,100,759).........                  10,100,759
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $27,326,546)..............                  27,326,546
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                                      REPURCHASE AGREEMENT -- 10.6%                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $3,170,000).........................................  $ 3,170,000   $  3,170,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $30,496,546)                             101.6%                       30,496,546
                       Liabilities in excess of other assets --              (1.6)                     (475,660)
                                                           ------                                  -------------
                       NET ASSETS --                       100.0%                                  $ 30,020,886
                                                           ------                                  =============
                                                           ------

              -----------------------------
              (1) Variable rate security -- the rate reflected is as of June 30,
                  2002; maturity date reflects the next reset date.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2002
                                                                     (UNAUDITED)

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 86.1%                        AMOUNT          VALUE
                       ------------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 4.0%
                       American Airlines, Inc. Pass Through 7.02% 2011.............  $  3,225,000   $  3,376,495
                       BMW Vehicle Owner Trust 5.11% 2006..........................     2,540,000      2,629,900
                       Carmax Auto Owner Trust 4.23% 2007..........................     4,085,000      4,114,999
                       Ford Credit Auto Owner Trust 3.62% 2006.....................     4,435,000      4,486,946
                       Ford Credit Auto Owner Trust 7.37% 2004.....................     4,250,000      4,433,260
                       Harley Davidson Eaglemark Motorcycle Trust 7.07% 2004.......       372,777        375,963
                       Onyx Acceptance Auto Trust 3.75% 2006.......................     4,115,000      4,169,139
                       Toyota Auto Receivables Owner Trust 7.18% 2004..............     2,694,776      2,751,252
                       US Airways, Inc. Pass Through 7.08% 2022....................     4,905,525      5,055,732
                                                                                                    -------------
                                                                                                      31,393,686
                                                                                                    -------------
                       CONSUMER DISCRETIONARY -- 2.0%
                       Lowe's Cos., Inc. 7.50% 2005................................     5,000,000      5,448,050
                       Target Corp. 5.50% 2007.....................................     5,000,000      5,153,150
                       Wal-Mart Stores, Inc. 6.75% 2023............................     5,000,000      5,203,700
                                                                                                    -------------
                                                                                                      15,804,900
                                                                                                    -------------
                       CONSUMER STAPLES -- 1.2%
                       Diageo Capital PLC 6.13% 2005...............................     5,000,000      5,307,250
                       Kraft Foods, Inc. 5.63% 2011................................     3,735,000      3,701,318
                                                                                                    -------------
                                                                                                       9,008,568
                                                                                                    -------------
                       EDUCATION -- 0.7%
                       Stanford University 6.88% 2024..............................     5,000,000      5,233,405
                                                                                                    -------------
                       FINANCE -- 9.6%
                       Ace INA Holdings, Inc. 8.30% 2006...........................     5,000,000      5,499,550
                       Alliance Capital Management LP 5.63% 2006...................     4,965,000      5,088,137
                       Axa 8.60% 2030..............................................     5,000,000      5,750,900
                       Bank Of America Corp. 6.25% 2012............................     5,000,000      5,105,865
                       CIT Group, Inc. 6.50% 2006..................................     5,000,000      4,856,150
                       Citicorp 6.75% 2007.........................................     5,000,000      5,383,700
                       Ford Motor Credit Co. 7.20% 2007............................     5,000,000      5,161,400
                       General Electric Capital Services, Inc. 7.50% 2035..........     5,000,000      5,468,550
                       General Reinsurance Corp. 9.00% 2009........................     5,000,000      5,816,200
                       Household Finance Corp. 6.38% 2011..........................     5,000,000      4,783,090
                       J.P. Morgan & Co., Inc. 6.25% 2005..........................     5,000,000      5,253,200
                       Ohio National Life Insurance Co. 8.50% 2026*................       200,000        211,830
                       Postal Square LP 8.95% 2022.................................     4,454,300      5,472,909
                       Private Export Funding Corp. 5.34% 2006.....................     5,000,000      5,224,195
                       Unilever Capital Corp. 6.88% 2005...........................     5,000,000      5,408,250
                       US Bancorp 7.50% 2026.......................................       400,000        440,632
                                                                                                    -------------
                                                                                                      74,924,558
                                                                                                    -------------
                       FOREIGN GOVERNMENT BOND -- 0.6%
                       Province of British Columbia 4.63% 2006.....................     5,000,000      5,062,200
                                                                                                    -------------

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                       AMOUNT          VALUE
                       ------------------------------------------------------------------------------------------
                       HEALTHCARE -- 1.2%
                       Kimberly-Clark Corp. 5.63% 2012.............................  $  5,000,000   $  4,988,950
                       UnitedHealth Group, Inc. 5.20% 2007.........................     1,640,000      1,666,435
                       UnitedHealth Group, Inc. 7.50% 2005.........................     2,250,000      2,451,420
                                                                                                    -------------
                                                                                                       9,106,805
                                                                                                    -------------
                       INDUSTRIAL & COMMERCIAL -- 1.3%
                       SCL Term Aereo Santiago SA 6.95% 2012*......................     4,777,465      4,847,025
                       United Technologies Corp. 6.63% 2004........................     5,000,000      5,334,955
                                                                                                    -------------
                                                                                                      10,181,980
                                                                                                    -------------
                       INFORMATION & ENTERTAINMENT -- 1.0%
                       Reed Elsevier Capital, Inc. 6.75% 2011......................     2,705,000      2,825,237
                       Viacom, Inc. 6.40% 2006.....................................     5,000,000      5,218,200
                                                                                                    -------------
                                                                                                       8,043,437
                                                                                                    -------------
                       INFORMATION TECHNOLOGY -- 2.0%
                       Computer Sciences Corp. 7.38% 2011..........................     5,000,000      5,326,600
                       Hewlett-Packard Co. 7.15% 2005..............................     5,000,000      5,293,950
                       Pitney Bowes, Inc. 5.50% 2004...............................     5,000,000      5,170,900
                                                                                                    -------------
                                                                                                      15,791,450
                                                                                                    -------------
                       TRANSPORTATION -- 2.6%
                       Continental Airlines, Inc. 6.32% 2008.......................     5,000,000      5,050,020
                       Continental Airlines, Inc. 6.70% 2021.......................     4,886,184      4,729,582
                       FedEx Corp. 6.72% 2022......................................     4,649,540      4,829,384
                       United Parcel Service, Inc. 8.38% 2020......................     5,000,000      5,986,800
                                                                                                    -------------
                                                                                                      20,595,786
                                                                                                    -------------
                       U.S. GOVERNMENT & AGENCIES -- 58.4%
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................       111,178        117,083
                       Federal Home Loan Mortgage Corp. 14.75% 2010................        32,751         39,424
                       Government National Mortgage Association 6.50%
                         2009 - 2032...............................................   139,576,920    142,668,483
                       Government National Mortgage Association 7.00%
                         2009 - 2032...............................................   146,803,956    152,461,143
                       Government National Mortgage Association 7.50%
                         2022 - 2031...............................................    34,280,226     36,339,803
                       Government National Mortgage Association 8.00%
                         2029 - 2031...............................................     9,637,006     10,257,341
                       Government National Mortgage Association 10.00%
                         2013 - 2017...............................................       478,180        534,434
                       Government National Mortgage Association 11.50% 2014........         3,439          3,957
                       Government National Mortgage Association 12.00% 2016........         2,391          2,789
                       Government National Mortgage Association 12.75% 2014........        41,267         48,134
                       Government National Mortgage Association 13.50% 2014........         3,965          4,782
                       United States Treasury Bonds 5.38% 2031.....................    80,000,000     78,336,800
                       United States Treasury Notes 3.38% 2004.....................    35,000,000     35,369,250
                                                                                                    -------------
                                                                                                     456,183,423
                                                                                                    -------------
                       UTILITIES -- 1.5%
                       Hydro-Quebec 8.40% 2022.....................................     5,000,000      6,163,150
                       KeySpan Corp. 6.15% 2006....................................     5,000,000      5,205,500
                                                                                                    -------------
                                                                                                      11,368,650
                                                                                                    -------------
                       TOTAL INVESTMENT SECURITIES (cost $660,818,539).............                  672,698,848
                                                                                                    -------------
                                                     SHORT-TERM SECURITIES -- 10.9%
                       ------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES
                       United States Treasury Bills 1.72% due 7/11/02..............    60,000,000     59,971,292
                       United States Treasury Bills 1.72% due 8/15/02..............    25,000,000     24,946,250
                                                                                                    -------------
                       TOTAL SHORT-TERM SECURITIES (cost $84,917,542)..............                   84,917,542
                                                                                                    -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                                      REPURCHASE AGREEMENT -- 5.0%      AMOUNT          VALUE
                       ------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $39,435,000)..............................................  $ 39,435,000   $ 39,435,000
                                                                                                    ------------
                       TOTAL INVESTMENTS --
                         (cost $785,171,081)                         102.0%                          797,051,390
                       Liabilities in excess of other assets --       (2.0)                          (15,764,173)
                                                                     -----                          ------------
                       NET ASSETS --                                 100.0%                         $781,287,217
                                                                     =====                          ============

              -----------------------------

              * Securities exempt from registration under Rule 144A of the
                Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              See Notes to Financial Statements.

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2002
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 99.6%                      SHARES       VALUE
                       ------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.9%
                       Automotive -- 0.7%
                       Ford Motor Co. .............................................    8,900   $   142,400

                       Housing -- 0.2%
                       Masco Corp. ................................................    1,800        48,798

                       Retail -- 8.0%
                       Costco Wholesale Corp.+.....................................    2,900       111,998
                       CVS Corp. ..................................................    9,700       296,820
                       Home Depot, Inc. ...........................................   11,400       418,722
                       Safeway, Inc.+..............................................    7,900       230,601
                       Wal-Mart Stores, Inc. ......................................   13,500       742,635
                                                                                               ------------
                                                                                                 1,991,974
                                                                                               ------------
                       CONSUMER STAPLES -- 4.9%
                       Food, Beverage & Tobacco -- 2.0%
                       Coca-Cola Co. ..............................................      700        39,200
                       PepsiCo, Inc. ..............................................    8,300       400,060

                       Household Products -- 2.9%
                       Gillette Co. ...............................................    6,500       220,155
                       Kimberly-Clark Corp. .......................................    7,000       434,000
                                                                                               ------------
                                                                                                 1,093,415
                                                                                               ------------
                       ENERGY -- 10.2%
                       Energy Services -- 2.9%
                       FPL Group, Inc. ............................................    5,700       341,943
                       Schlumberger, Ltd. .........................................    6,700       311,550

                       Energy Sources -- 7.3%
                       ChevronTexaco Corp. ........................................    4,200       371,700
                       Exxon Mobil Corp. ..........................................   24,500     1,002,540
                       Royal Dutch Petroleum Co. ADR...............................    4,900       270,823
                                                                                               ------------
                                                                                                 2,298,556
                                                                                               ------------
                       FINANCE -- 18.7%
                       Banks -- 8.9%
                       Bank One Corp. .............................................    9,500       365,560
                       Citigroup, Inc. ............................................   19,067       738,846
                       KeyCorp.....................................................    5,300       144,690
                       Wachovia Corp. .............................................    9,200       351,256
                       Wells Fargo & Co. ..........................................    7,800       390,468

                       Financial Services -- 5.1%
                       Goldman Sachs Group, Inc. ..................................    3,700       271,395
                       FleetBoston Financial Corp. ................................    9,200       297,620
                       Household International, Inc. ..............................    4,600       228,620
                       Merrill Lynch & Co., Inc. ..................................    8,300       336,150

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                    SHARES       VALUE
                       ------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 4.7%
                       American International Group, Inc.#.........................    8,675   $   591,895
                       Marsh & McLennan Cos., Inc. ................................    4,900       473,340
                                                                                               ------------
                                                                                                 4,189,840
                                                                                               ------------
                       HEALTHCARE -- 15.0%
                       Drugs -- 13.5%
                       Abbott Laboratories.........................................    8,300       312,495
                       Amgen, Inc.+................................................    5,300       221,964
                       Eli Lilly and Co. ..........................................    4,300       242,520
                       Genzyme Corp.+..............................................    1,900        36,556
                       Johnson & Johnson Co.  .....................................    5,000       261,300
                       Merck & Co., Inc. ..........................................    5,400       273,456
                       Pfizer, Inc. ...............................................   15,500       542,500
                       Pharmacia Corp. ............................................   12,780       478,611
                       Schering-Plough Corp. ......................................    8,900       218,940
                       Wyeth.......................................................    8,700       445,440

                       Health Services -- 1.5%
                       HCA, Inc. ..................................................    6,800       323,000
                                                                                               ------------
                                                                                                 3,356,782
                                                                                               ------------
                       INDUSTRIAL & COMMERCIAL -- 10.6%
                       Aerospace & Military Technology -- 2.7%
                       Boeing Co. .................................................    6,700       301,500
                       Lockheed Martin Corp. ......................................    4,500       312,750

                       Business Services -- 2.3%
                       Accenture, Ltd. Class A+....................................    7,800       148,200
                       Automatic Data Processing, Inc. ............................    7,000       304,850
                       Waste Management, Inc. .....................................    2,400        62,520

                       Electrical Equipment -- 3.8%
                       General Electric Co. .......................................   29,300       851,165

                       Machinery -- 1.6%
                       Caterpillar, Inc. ..........................................    4,100       200,695
                       Illinois Tool Works, Inc. ..................................    2,400       163,920

                       Transportation -- 0.2%
                       FedEx Corp..................................................      600        32,040
                                                                                               ------------
                                                                                                 2,377,640
                                                                                               ------------
                       INFORMATION & ENTERTAINMENT -- 6.6%
                       Broadcasting & Media -- 5.4%
                       AOL Time Warner, Inc.+......................................   20,300       298,613
                       Comcast Corp.+..............................................   10,300       245,552
                       Gannett Co., Inc. ..........................................    5,800       440,220
                       Viacom, Inc.+...............................................    5,100       226,287

                       Leisure & Tourism -- 1.2%
                       McDonald's Corp. ...........................................    9,700       275,965
                                                                                               ------------
                                                                                                 1,486,637
                                                                                               ------------
                       INFORMATION TECHNOLOGY -- 17.3%
                       Communication Equipment -- 1.8%
                       Cisco Systems, Inc.+........................................   27,900       389,205

                       Computers & Business Equipment -- 3.8%
                       Dell Computer Corp.+........................................    8,700       227,418
                       Hewlett-Packard Co. ........................................   14,357       219,375
                       International Business Machines Corp. ......................    5,700       410,400

---------------------

                                         COMMON STOCK (CONTINUED)                    SHARES       VALUE
                       ------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 2.5%
                       Intel Corp. ................................................   21,900   $   400,113
                       Texas Instruments, Inc. ....................................    7,100       168,270

                       Software -- 6.0%
                       Computer Sciences Corp.+....................................    2,900       138,620
                       Microsoft Corp.+............................................   17,800       973,660
                       Oracle Corp.+...............................................   23,300       220,651

                       Telecommunications -- 3.2%
                       Motorola, Inc. .............................................   16,300       235,046
                       SBC Communications, Inc. ...................................    8,000       244,000
                       Verizon Communications, Inc.................................    6,100       244,915
                                                                                               ------------
                                                                                                 3,871,673
                                                                                               ------------
                       MATERIALS -- 5.7%
                       Chemicals -- 2.9%
                       Dow Chemical Co. ...........................................   10,100       347,238
                       du Pont (E.I.) de Nemours & Co. ............................    6,900       306,360

                       Forest Products -- 1.4%
                       International Paper Co. ....................................    7,100       309,418

                       Metals & Minerals -- 1.4%
                       Alcoa, Inc. ................................................    9,800       324,870
                                                                                               ------------
                                                                                                 1,287,886
                                                                                               ------------
                       UTILITIES -- 1.7%
                       Electric Utilities -- 1.3%
                       Exelon Corp. ...............................................    5,625       294,188

                       Gas & Pipeline Utilities -- 0.4%
                       El Paso Corp. ..............................................    4,500        92,745
                                                                                               ------------
                                                                                                   386,933
                                                                                               ------------
                       TOTAL INVESTMENT SECURITIES (cost $20,758,732)..............             22,341,336
                                                                                               ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.2%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $35,000)............................................   $35,000    $    35,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $20,793,732)                 99.8%                                 22,376,336
                       Other assets less liabilities --      0.2                                      44,932
                                                           -----                                 ------------
                       NET ASSETS --                       100.0%                                $22,421,268
                                                           =====                                 ============

              -----------------------------

              + Non-income producing security
              # Security represents an investment in an affiliated company ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                       INVESTMENT PORTFOLIO -- JUNE 30, 2002
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 99.4%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.5%
                       Apparel & Textiles -- 0.6%
                       Columbia Sportswear Co.+....................................       35,100   $  1,123,165
                       Liz Claiborne, Inc. ........................................       96,100      3,055,980

                       Housing -- 1.5%
                       D.R.Horton, Inc. ...........................................      110,250      2,869,807
                       Masco Corp. ................................................      161,500      4,378,265
                       Mohawk Industries, Inc.+....................................       45,500      2,799,615

                       Retail -- 7.4%
                       BJ's Wholesale Club, Inc.+..................................       69,900      2,691,150
                       CDW Computer Centers, Inc.+.................................       49,200      2,303,052
                       Dillard's, Inc. ............................................      201,700      5,302,693
                       Family Dollar Stores, Inc. .................................       43,600      1,536,900
                       Home Depot, Inc. ...........................................      243,000      8,925,390
                       Linens 'n Things, Inc.+.....................................       42,600      1,397,706
                       Michael's Stores, Inc.+.....................................        1,300         50,700
                       Safeway, Inc.+..............................................      216,000      6,305,040
                       Staples, Inc.+..............................................      257,200      5,066,840
                       Wal-Mart Stores, Inc. ......................................      276,000     15,182,760
                                                                                                   -------------
                                                                                                     62,989,063
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.8%
                       Food, Beverage & Tobacco -- 2.5%
                       Coca-Cola Enterprises, Inc. ................................      147,800      3,263,424
                       Constellation Brands, Inc., Class A+........................       87,000      2,784,000
                       Pepsi Bottling Group, Inc. .................................       87,300      2,688,840
                       PepsiCo, Inc. ..............................................      166,800      8,039,760

                       Household Products -- 2.3%
                       Gillette Co. ...............................................      187,900      6,364,173
                       Kimberly-Clark Corp. .......................................      142,700      8,847,400
                                                                                                   -------------
                                                                                                     31,987,597
                                                                                                   -------------
                       ENERGY -- 6.9%
                       Energy Services -- 0.9%
                       Schlumberger, Ltd. .........................................      123,900      5,761,350

                       Energy Sources -- 6.0%
                       Chesapeake Energy Corp.+....................................      319,200      2,298,240
                       ChevronTexaco Corp. ........................................      102,600      9,080,100
                       EOG Resources, Inc. ........................................      209,400      8,313,180
                       Exxon Mobil Corp. ..........................................      456,300     18,671,796
                       Swift Energy Co.+...........................................      117,500      1,855,325
                                                                                                   -------------
                                                                                                     45,979,991
                                                                                                   -------------
                       FINANCE -- 17.4%
                       Banks -- 10.1%
                       Bank Of America Corp. ......................................      129,000      9,076,440
                       Bank One Corp. .............................................      294,600     11,336,208
                       Banknorth Group, Inc. ......................................      100,700      2,620,214
                       Citigroup, Inc. ............................................      350,246     13,572,032
                       M&T Bank Corp. .............................................      125,000     10,720,000

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Sovereign Bancorp, Inc. ....................................      194,900   $  2,913,755
                       UnionBanCal Corp. ..........................................      195,300      9,149,805
                       Wachovia Corp. .............................................      194,500      7,426,010

                       Financial Services -- 2.2%
                       Investment Technology Group, Inc.+..........................       17,100        559,170
                       Legg Mason, Inc. ...........................................      139,700      6,892,798
                       Merrill Lynch & Co., Inc. ..................................      169,500      6,864,750

                       Insurance -- 5.1%
                       Ambac Financial Group, Inc. ................................       48,300      3,245,760
                       American International Group, Inc.#.........................      139,752      9,535,279
                       Arthur J. Gallagher & Co. ..................................      200,300      6,940,395
                       Manulife Financial Corp. ...................................      154,900      4,430,140
                       Marsh & McLennan Cos., Inc. ................................      101,050      9,761,430
                                                                                                   -------------
                                                                                                    115,044,186
                                                                                                   -------------
                       HEALTHCARE -- 14.7%
                       Drugs -- 10.0%
                       Abbott Laboratories.........................................      222,200      8,365,830
                       Eli Lilly and Co. ..........................................      115,000      6,486,000
                       Gilead Sciences, Inc.+......................................      159,200      5,234,496
                       King Pharmaceuticals, Inc.+.................................       25,600        569,600
                       Pfizer, Inc. ...............................................      333,800     11,683,000
                       Pharmacia Corp. ............................................      273,439     10,240,291
                       Schering-Plough Corp. ......................................      223,400      5,495,640
                       Watson Pharmaceuticals, Inc.+...............................      335,100      8,467,977
                       Wyeth.......................................................      193,300      9,896,960

                       Health Services -- 1.8%
                       Anthem, Inc.+...............................................       24,100      1,626,268
                       HCA, Inc. ..................................................      149,200      7,087,000
                       Health Management Associates, Inc., Class A+................       87,400      1,761,110
                       Triad Hospitals, Inc.+......................................       37,200      1,576,536

                       Medical Products -- 2.9%
                       Albany Molecular Research, Inc.+............................      136,900      2,894,066
                       Beckman Coulter, Inc. ......................................       68,850      3,435,615
                       Becton Dickinson & Co. .....................................      194,200      6,690,190
                       Edwards Lifesciences Corp.+.................................      127,700      2,962,640
                       Laboratory Corp. of America Holdings+.......................       66,900      3,053,985
                                                                                                   -------------
                                                                                                     97,527,204
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 11.5%
                       Aerospace & Military Technology -- 2.2%
                       Boeing Co. .................................................      148,700      6,691,500
                       Northrop Grumman Corp. .....................................       65,300      8,162,500

                       Business Services -- 2.0%
                       Accenture, Ltd., Class A+...................................      351,900      6,686,100
                       Affiliated Computer Services, Inc., Class A+................       22,400      1,063,552
                       DST Systems, Inc.+..........................................       41,600      1,901,536
                       Tetra Tech, Inc.+...........................................      134,700      1,980,090
                       United Rentals, Inc.+.......................................       72,822      1,587,520

                       Electrical Equipment -- 2.9%
                       Agilent Technologies, Inc.+.................................      142,600      3,372,490
                       General Electric Co. .......................................      547,000     15,890,350

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 0.8%
                       ITT Industries, Inc. .......................................       75,800   $  5,351,480

                       Multi-Industry -- 1.2%
                       3M Co. .....................................................       64,500      7,933,500

                       Transportation -- 2.4%
                       CNF, Inc. ..................................................       49,200      1,868,616
                       EGL, Inc.+..................................................      163,100      2,766,176
                       FedEx Corp. ................................................      208,900     11,155,260
                                                                                                   -------------
                                                                                                     76,410,670
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 7.5%
                       Broadcasting & Media -- 4.6%
                       AOL Time Warner, Inc.+......................................      415,600      6,113,476
                       Comcast Corp.+..............................................      226,900      5,409,296
                       Gannett Co., Inc. ..........................................      104,800      7,954,320
                       Omnicom Group, Inc. ........................................      110,500      5,060,900
                       TMP Worldwide, Inc.+........................................       28,300        608,450
                       Viacom, Inc.+...............................................      124,700      5,532,939

                       Leisure & Tourism -- 2.9%
                       Brinker International, Inc.+................................      168,800      5,359,400
                       CEC Entertainment, Inc.+....................................       69,000      2,849,700
                       Darden Restaurants, Inc. ...................................      128,400      3,171,480
                       McDonald's Corp. ...........................................      259,900      7,394,155
                                                                                                   -------------
                                                                                                     49,454,116
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 17.6%
                       Communication Equipment -- 1.3%
                       Cisco Systems, Inc.+........................................      547,600      7,639,020
                       Comverse Technology, Inc.+..................................      115,400      1,068,604

                       Computers & Business Equipment -- 3.0%
                       Dell Computer Corp.+........................................      261,000      6,822,540
                       Hewlett-Packard Co. ........................................      290,659      4,441,270
                       International Business Machines Corp. ......................      104,300      7,509,600
                       Lexmark International, Inc., Class A+.......................       19,700      1,071,680

                       Electronics -- 5.1%
                       Cabot Microelectronics Corp.+...............................       51,700      2,231,372
                       Fairchild Semiconductor Corp., Class A+.....................       95,500      2,320,650
                       Intel Corp. ................................................      432,300      7,898,121
                       International Rectifier Corp.+..............................      193,100      5,628,865
                       Sanmina-SCI Corp.+..........................................      239,100      1,508,721
                       Symbol Technologies, Inc. ..................................      124,962      1,062,177
                       Texas Instruments, Inc. ....................................      158,900      3,765,930
                       Veeco Instruments, Inc.+....................................       99,900      2,308,689
                       Waters Corp.+...............................................      270,100      7,211,670

                       Software -- 6.7%
                       Cadence Design Systems, Inc.+...............................      465,800      7,508,696
                       Manhattan Associates, Inc.+.................................       98,000      3,151,680
                       Microsoft Corp.+............................................      345,500     18,898,850
                       Oracle Corp.+...............................................      532,200      5,039,934
                       Sungard Data Systems, Inc.+.................................      269,900      7,146,952
                       Verity, Inc.+...............................................      246,500      2,733,685

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 1.5%
                       SBC Communications, Inc. ...................................      290,900   $  8,872,450
                       Tekelec, Inc.+..............................................      133,900      1,075,217
                                                                                                   -------------
                                                                                                    116,916,373
                                                                                                   -------------
                       MATERIALS -- 6.5%
                       Chemicals -- 2.8%
                       Dow Chemical Co. ...........................................      371,200     12,761,856
                       Rohm & Haas Co. ............................................      149,900      6,069,451

                       Forest Products -- 2.3%
                       Bemis Co., Inc. ............................................       24,500      1,163,750
                       Bowater, Inc. ..............................................      155,900      8,476,283
                       International Paper Co. ....................................      124,900      5,443,142

                       Metals & Minerals -- 1.4%
                       Alcoa, Inc. ................................................      173,900      5,764,785
                       Pactiv Corp.+...............................................      150,000      3,570,000
                                                                                                   -------------
                                                                                                     43,249,267
                                                                                                   -------------
                       UTILITIES -- 3.0%
                       Electric Utilities -- 2.6%
                       Cinergy Corp. ..............................................      291,200     10,480,288
                       Exelon Corp. ...............................................      133,100      6,961,130

                       Gas & Pipeline Utilities -- 0.4%
                       El Paso Corp. ..............................................      128,600      2,650,446
                                                                                                   -------------
                                                                                                     20,091,864
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $624,802,738).............                 659,650,331
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $624,802,738)                99.4%                                   659,650,331
                       Other assets less liabilities --      0.6                                      3,782,185
                                                           -----                                   -------------
                       NET ASSETS --                       100.0%                                  $663,432,516
                                                           =====                                   =============

              -----------------------------

              + Non-income producing security

              # Security represents an investment in an affiliated company

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2002
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 95.6%                        SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 11.7%
                       Retail -- 11.7%
                       Bed Bath & Beyond, Inc.+....................................    1,200,000   $   45,288,000
                       eBay, Inc.+.................................................      105,000        6,470,100
                       Game Group, PLC.............................................    2,050,000        3,828,778
                       Home Depot, Inc. ...........................................      177,500        6,519,575
                       Industria de Diseno Textil SA+..............................      303,525        6,396,891
                       Kohl's Corp.+...............................................      248,400       17,407,872
                       Lowe's Cos., Inc. ..........................................      575,500       26,127,700
                       Staples, Inc.+..............................................      609,600       12,009,120
                       Target Corp. ...............................................      586,300       22,338,030
                       Wal-Mart Stores, Inc. ......................................       90,000        4,950,900
                                                                                                   ---------------
                                                                                                      151,336,966
                                                                                                   ---------------
                       CONSUMER STAPLES -- 3.3%
                       Food, Beverage & Tobacco -- 2.6%
                       Bunge, Ltd. ................................................      275,000        5,802,500
                       Pepsi Bottling Group, Inc. .................................      135,000        4,158,000
                       PepsiCo, Inc. ..............................................      375,000       18,075,000
                       Philip Morris Cos., Inc. ...................................      131,700        5,752,656

                       Household Products -- 0.7%
                       Kimberly-Clark Corp. .......................................      138,700        8,599,400
                                                                                                   ---------------
                                                                                                       42,387,556
                                                                                                   ---------------
                       ENERGY -- 1.2%
                       Energy Sources -- 1.2%
                       Encana Corp. ...............................................      184,000        5,630,400
                       Petroleo Brasileiro SA ADR..................................      275,000        4,785,000
                       Yukos Corp. ADR.............................................       35,000        4,837,245
                                                                                                   ---------------
                                                                                                       15,252,645
                                                                                                   ---------------
                       FINANCE -- 9.8%
                       Banks -- 1.2%
                       Citigroup, Inc. ............................................      410,976       15,925,320

                       Financial Services -- 2.0%
                       Federal Home Loan Mortgage Corp. ...........................      280,000       17,136,000
                       The Goldman Sachs Group, Inc. ..............................      110,000        8,068,500

                       Insurance -- 6.6%
                       Ace, Ltd. ..................................................      815,300       25,763,480
                       AMBAC Financial Group, Inc. ................................      319,600       21,477,120
                       AON Corp. ..................................................      290,000        8,549,200
                       Arthur J. Gallagher & Co. ..................................      118,200        4,095,630
                       MBIA, Inc. .................................................      290,400       16,416,312
                       St. Paul Cos., Inc. ........................................      232,200        9,037,224
                                                                                                   ---------------
                                                                                                      126,468,786
                                                                                                   ---------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 28.7%
                       Drugs -- 13.4%
                       Abbott Laboratories.........................................      300,000   $   11,295,000
                       Amgen, Inc.+................................................      110,000        4,606,800
                       Amylin Pharmaceuticals, Inc.+...............................      391,300        4,280,822
                       AstraZeneca, PLC ADR........................................      815,000       33,415,000
                       Eli Lilly and Co. ..........................................      150,000        8,460,000
                       Forest Laboratories, Inc.+..................................       83,500        5,911,800
                       Genzyme Corp.+..............................................      711,000       13,679,640
                       Gilead Sciences, Inc.+......................................      723,400       23,785,392
                       Kisseil Pharmaceutical Co., Ltd. ...........................      225,000        2,825,053
                       Pharmaceutical Product Development, Inc.+...................      178,400        4,699,056
                       Pharmacia Corp. ............................................      472,500       17,695,125
                       Schering-Plough Corp. ......................................      625,000       15,375,000
                       Serono SA ADR...............................................    1,235,000       20,130,500
                       Shionogi & Co., Ltd. .......................................      525,000        6,696,909

                       Health Services -- 5.5%
                       HCA, Inc. ..................................................      380,000       18,050,000
                       Tenet Healthcare Corp.+.....................................      135,800        9,716,490
                       Triad Hospitals, Inc.+......................................      440,000       18,647,200
                       UnitedHealth Group, Inc. ...................................      275,000       25,176,250

                       Medical Products -- 9.8%
                       Beckman Coulter, Inc. ......................................      430,000       21,457,000
                       Becton Dickinson & Co. .....................................      270,000        9,301,500
                       Boston Scientific Corp.+....................................      260,700        7,643,724
                       C.R. Bard, Inc. ............................................      205,000       11,598,900
                       Gambro AB+..................................................    1,695,900       11,137,496
                       Laboratory Corp. of America Holdings+.......................      560,000       25,564,000
                       McKesson Corp. .............................................      456,200       14,917,740
                       Nycomed Amersham, PLC.......................................      825,871        7,303,155
                       St. Jude Medical, Inc.+.....................................      210,000       15,508,500
                       Varian Medical Systems, Inc.+...............................       75,000        3,041,250
                                                                                                   ---------------
                                                                                                      371,919,302
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 8.3%
                       Business Services -- 5.8%
                       Aramark Corp., Class B+.....................................      187,100        4,677,500
                       BISYS Group, Inc.+..........................................      462,800       15,411,240
                       First Data Corp. ...........................................    1,210,000       45,012,000
                       Iron Mountain, Inc.+........................................      186,900        5,765,865
                       United Stationers, Inc.+....................................      149,100        4,532,640

                       Electrical Equipment -- 0.3%
                       Rockwell Automation, Inc. ..................................      200,000        3,996,000

                       Machinery -- 0.4%
                       ITT Industries, Inc. .......................................       60,000        4,236,000
                       Transportation -- 1.8%
                       FedEx Corp. ................................................      435,000       23,229,000
                                                                                                   ---------------
                                                                                                      106,860,245
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 15.5%
                       Broadcasting & Media -- 13.1%
                       AOL Time Warner, Inc.+......................................    1,965,600       28,913,976
                       Cablevision Systems Corp.+..................................      490,100        4,288,375
                       Clear Channel Communications, Inc.+.........................      603,823       19,334,412
                       Comcast Corp.+..............................................      550,000       13,112,000
                       EchoStar Communications Corp., Class A+.....................      898,500       16,676,160
                       Knight-Ridder, Inc. ........................................      190,000       11,960,500

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Liberty Media Corp. Class A+................................    2,738,000   $   27,380,000
                       Scripps (E.W.) Co., Class A.................................      195,100       15,022,700
                       Sky Perfect Communications, Inc.+...........................        5,500        5,414,425
                       USA Networks, Inc.+.........................................    1,175,900       27,574,855

                       Leisure & Tourism -- 2.4%
                       easyJet, PLC+...............................................      615,141        3,226,290
                       Ryanair Holdings, PLC ADR+..................................      805,800       28,099,052
                                                                                                   ---------------
                                                                                                      201,002,745
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 16.8%
                       Communication Equipment -- 2.4%
                       Brocade Communications Systems, Inc.+.......................      175,000        3,059,000
                       Cisco Systems, Inc.+........................................    1,975,000       27,551,250

                       Computers & Business Equipment -- 3.6%
                       Dell Computer Corp.+........................................    1,415,000       36,988,100
                       Lexmark International, Inc., Class A+.......................      170,000        9,248,000

                       Electronics -- 4.5%
                       Applied Materials, Inc.+....................................      550,000       10,461,000
                       ASML Holding NV+............................................      500,000        7,560,000
                       Emulex Corp.+...............................................      140,000        3,151,400
                       Intel Corp. ................................................    1,025,000       18,726,750
                       Qlogic Corp.+...............................................       80,000        3,048,000
                       Sanmina-SCI Corp.+..........................................      690,000        4,353,900
                       United Microelectronics Corp. ADR+..........................    1,575,000       11,576,250

                       Software -- 5.0%
                       Cerner Corp.+...............................................      112,700        5,390,441
                       Electronic Arts, Inc.+......................................      390,000       25,759,500
                       Intuit, Inc.+...............................................      408,100       20,290,732
                       Microsoft Corp.+............................................      245,100       13,406,970

                       Telecommunications -- 1.3%
                       America Movil SA de CV ADR..................................      475,000        6,365,000
                       AT&T Corp. .................................................      530,600        5,677,420
                       KT Corp. ADR................................................      205,000        4,438,250
                                                                                                   ---------------
                                                                                                      217,051,963
                                                                                                   ---------------
                       UTILITIES -- 0.3%
                       Electric Utilities
                       Korea Electric Power Corp. ADR..............................      440,000        4,606,800
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $1,190,917,338)....................                $1,236,887,008
                                                                                                   ---------------

                       PREFERRED STOCK -- 1.1%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.1%
                       Broadcasting & Media -- 1.1%
                       News Corp., Ltd. ADR
                         (cost $28,714,604)........................................      755,000       14,911,250

---------------------

                       RIGHTS -- 0.0%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT
                       Leisure & Tourism
                       easyJet, PLC (cost $392,546)+...............................      223,687   $      272,837
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,217,024,488)...........                 1,252,071,095
                                                                                                   ---------------


                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.7%                                    AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $34,660,000)........................................   34,660,000   $   34,660,000
                                                                                                   ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,251,684,488)              99.4%                                   1,286,731,095
                       Other assets less liabilities --      0.6                                        7,260,196
                                                           -----                                   ---------------
                       NET ASSETS --                       100.0%                                  $1,293,991,291
                                                           =====                                   ===============

              -----------------------------

              + Non-income producing security

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2002
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 91.6%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 60.9%

                       Energy Services -- 17.5%
                       Ensco International, Inc. ..................................      36,300   $    989,538
                       GlobalSantaFe Corp. ........................................      57,476      1,571,969
                       Halliburton Co. ............................................     196,400      3,130,616
                       Helmerich & Payne, Inc. ....................................      30,400      1,085,888
                       Precision Drilling Corp.+...................................      41,000      1,420,300
                       Pride International, Inc.+..................................     212,800      3,332,448
                       Rowan Cos., Inc. ...........................................     103,200      2,213,640
                       Sunoco, Inc. ...............................................      47,800      1,703,114
                       Technip-Coflexip SA ADR+....................................      29,500        781,750
                       Valero Energy Corp. ........................................      27,800      1,040,276
                       Weatherford International, Ltd.+............................      31,000      1,339,200

                       Energy Sources -- 43.4%
                       Anadarko Petroleum Corp. ...................................      29,965      1,477,274
                       BP, PLC ADR.................................................      37,000      1,868,130
                       Burlington Resources, Inc. .................................      25,400        965,200
                       Canadian Natural Resources, Ltd. ...........................      89,300      3,029,391
                       ChevronTexaco Corp. ........................................      21,100      1,867,350
                       China Petroleum and Chemical Corp. ADR+.....................      60,200      1,059,520
                       Devon Energy Corp. .........................................      22,600      1,113,728
                       Encana Corp. ...............................................      54,494      1,675,690
                       EOG Resources, Inc. ........................................      50,150      1,990,955
                       Evergreen Resources, Inc.+..................................      21,000        892,500
                       Exxon Mobil Corp. ..........................................      63,184      2,585,489
                       Kerr-McGee Corp. ...........................................      31,000      1,660,050
                       LC LuKoil ADR...............................................       2,700        175,635
                       Nexen, Inc. ................................................      81,800      2,208,336
                       Noble Energy, Inc. .........................................      49,300      1,777,265
                       Norsk Hydro ASA ADR.........................................      46,800      2,252,016
                       Petro-Canada................................................      72,100      2,029,548
                       Petroleo Brasileiro SA ADR..................................     168,100      3,170,366
                       Repsol SA ADR...............................................     150,900      1,785,147
                       Shell Transport & Trading Co., PLC ADR......................      44,200      1,989,442
                       Suncor Energy, Inc. ........................................     119,800      2,098,295
                       Surgutneftegaz ADR..........................................     136,900      2,659,282
                       Talisman Energy, Inc. ......................................      58,200      2,615,494
                       TotalFinaElf SA ADR.........................................      17,100      1,383,390
                       XTO Energy, Inc. ...........................................      94,150      1,939,490
                                                                                                  ------------
                                                                                                    64,877,722
                                                                                                  ------------
                       MATERIALS -- 28.6%

                       Forest Products -- 2.5%
                       Abitibi Consolidated, Inc. .................................     295,100      2,723,773

                       Metals & Minerals -- 26.1%
                       Alcoa, Inc. ................................................      44,200      1,465,230
                       Aluminum Corp., Ltd. ADR+...................................      30,700        586,370
                       Anglo American Platinum Corp., Ltd.+........................      44,100      1,722,324
                       Barrick Gold Corp. .........................................      86,300      1,638,837

---------------------
    20

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       BHP Billiton, PLC...........................................     334,851   $  1,825,147
                       Companhia Vale do Rio Doce ADR+.............................      74,879      1,991,062
                       Compania de Minas Buenaventura SAU ADR......................      92,100      2,357,760
                       Freeport-McMoRan Copper & Gold, Inc., Class B+..............     241,900      4,317,915
                       Gold Fields, Ltd.+..........................................     233,900      2,747,254
                       Impala Platinum Holdings, Ltd. .............................      37,400      2,062,230
                       Newmont Mining Corp. .......................................      36,100        950,513
                       Rio Tinto, PLC+.............................................      64,883      1,190,055
                       Stillwater Mining Co.+......................................     106,525      1,734,227
                       United States Steel Corp. ..................................     115,000      2,287,350
                       Xstrata, PLC+...............................................      72,266        935,981
                                                                                                  ------------
                                                                                                    30,536,028
                                                                                                  ------------

                       UTILITIES -- 2.1%
                       Gas Utilities -- 2.1%
                       Equitable Resources, Inc. ..................................      27,000        926,100
                       Western Gas Resources, Inc. ................................      35,400      1,323,960
                                                                                                  ------------
                                                                                                     2,250,060
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $88,759,204)..............                 97,663,810
                                                                                                  ------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 7.9%                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $8,375,000).........................................  $8,375,000      8,375,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost
                       $97,134,204)                          99.5%                                 106,038,810
                       Other assets less liabilities --       0.5                                      535,966
                                                           ------                                 ------------
                       NET ASSETS --                        100.0%                                $106,574,776
                                                           ======                                 ============

              -----------------------------

              + Non-income producing security

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO                  INVESTMENT PORTFOLIO -- JUNE 30, 2002
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 62.1%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY
                       Aerospace & Military Technology -- 1.5%
                       Boeing Co. .................................................      12,100   $   544,500
                       Lockheed Martin Corp. ......................................       8,800       611,600

                       Automotive -- 0.4%
                       Ford Motor Co. .............................................      18,000       288,000

                       Banks -- 3.5%
                       Bank One Corp. .............................................      18,500       711,880
                       KeyCorp.....................................................      15,600       425,880
                       Wachovia Corp. .............................................      17,800       679,604
                       Wells Fargo & Co. ..........................................      14,600       730,876

                       Broadcasting & Media -- 3.3%
                       AOL Time Warner, Inc.+......................................      40,600       597,226
                       Comcast Corp., Class A+.....................................      21,000       500,640
                       Gannett Co., Inc. ..........................................      11,500       872,850
                       Viacom, Inc.+...............................................      11,200       496,944

                       Business Services -- 1.8%
                       Accenture, Ltd., Class A+...................................      17,600       334,400
                       Automatic Data Processing, Inc. ............................      13,500       587,925
                       Waste Management, Inc. .....................................      15,300       398,565

                       Chemicals -- 1.8%
                       Dow Chemical Co. ...........................................      20,400       701,352
                       du Pont (E.I.) de Nemours & Co. ............................      14,200       630,480

                       Communication Equipment -- 1.0%
                       Cisco Systems, Inc.+........................................      53,200       742,140

                       Computers & Business Equipment -- 2.4%
                       Dell Computer Corp.+........................................      18,600       486,204
                       Hewlett-Packard Co. ........................................      28,146       430,071
                       International Business Machines Corp. ......................      11,800       849,600

                       Drugs -- 8.5%
                       Abbott Laboratories.........................................      17,200       647,580
                       Amgen, Inc.+................................................       9,600       402,048
                       Eli Lilly and Co. ..........................................       8,800       496,320
                       Genzyme Corp.+..............................................       8,000       153,920
                       Johnson & Johnson Co. ......................................      10,400       543,504
                       Merck & Co., Inc. ..........................................      11,400       577,296
                       Pfizer, Inc. ...............................................      32,300     1,130,500
                       Pharmacia Corp. ............................................      26,212       981,639
                       Schering-Plough Corp. ......................................      18,100       445,260
                       Wyeth.......................................................      16,700       855,040

                       Electric Utilities -- 0.8%
                       Exelon Corp. ...............................................      11,362       594,233

                       Electrical Equipment -- 2.3%
                       General Electric Co. .......................................      58,200     1,690,710

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Electronics -- 1.9%
                       Intel Corp. ................................................      43,700   $   798,399
                       Micron Technology, Inc.+....................................       6,600       133,452
                       Texas Instruments, Inc. ....................................      18,200       431,340

                       Energy Services -- 1.7%
                       FPL Group, Inc. ............................................      11,600       695,884
                       Schlumberger, Ltd. .........................................      12,100       562,650

                       Energy Sources -- 4.6%
                       ChevronTexaco Corp. ........................................       7,500       663,750
                       Exxon Mobil Corp. ..........................................      49,600     2,029,632
                       Royal Dutch Petroleum Co. ..................................      11,800       652,186

                       Financial Services -- 5.2%
                       Citigroup, Inc. ............................................      39,007     1,511,521
                       FleetBoston Financial Corp. ................................      20,400       659,940
                       Goldman Sachs Group, Inc. ..................................       7,300       535,455
                       Household International, Inc. ..............................       9,000       447,300
                       Merrill Lynch & Co., Inc. ..................................      16,100       652,050

                       Food, Beverage & Tobacco -- 1.1%
                       Coca-Cola Co. ..............................................       1,500        84,000
                       PepsiCo, Inc. ..............................................      15,100       727,820

                       Forest Products -- 0.9%
                       International Paper Co. ....................................      14,800       644,984

                       Gas & Pipeline Utilities -- 0.4%
                       El Paso Corp. ..............................................      13,400       276,174

                       Health Services -- 0.8%
                       HCA, Inc. ..................................................      13,500       641,250

                       Household Products -- 1.6%
                       Gillette Co. ...............................................      12,300       416,601
                       Kimberly-Clark Corp. .......................................      12,700       787,400

                       Housing -- 0.5%
                       Masco Corp. ................................................      12,800       347,008

                       Insurance -- 2.6%
                       American International Group, Inc.#.........................      15,168     1,034,913
                       Marsh & McLennan Cos., Inc. ................................       9,400       908,040

                       Leisure & Tourism -- 0.8%
                       McDonald's Corp. ...........................................      19,800       563,310

                       Machinery -- 0.9%
                       Caterpillar, Inc. ..........................................       7,800       381,810
                       Illinois Tool Works, Inc. ..................................       4,000       273,200

                       Metals & Minerals -- 0.9%
                       Alcoa, Inc. ................................................      19,400       643,110

                       Retail -- 4.9%
                       CVS Corp. ..................................................      20,100       615,060
                       Costco Wholesale Corp.+.....................................       5,900       227,858
                       Home Depot, Inc. ...........................................      22,350       820,915
                       Safeway, Inc.+..............................................      14,800       432,012
                       Wal-Mart Stores, Inc. ......................................      27,600     1,518,276

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Software -- 3.5%
                       Computer Sciences Corp.+....................................       5,800   $   277,240
                       Microsoft Corp.+............................................      34,900     1,909,030
                       Oracle Corp.+...............................................      42,000       397,740

                       Telecommunications -- 2.1%
                       Motorola, Inc. .............................................      34,500       497,490
                       SBC Communications, Inc. ...................................      17,700       539,850
                       Verizon Communications, Inc. ...............................      12,400       497,860

                       Transportation -- 0.4%
                       FedEx Corp. ................................................       5,200       277,680
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $40,332,178).......................                45,652,977
                                                                                                  ------------

                                                                                     PRINCIPAL
                                                       BONDS & NOTES -- 33.3%          AMOUNT
                       ---------------------------------------------------------------------------------------
                       CORE BOND

                       CONSUMER DISCRETIONARY -- 0.7%
                       CVS Corp. 5.50% 2004........................................  $  250,000       257,046
                       Masco Corp. 6.00% 2004......................................     100,000       103,556
                       Staples, Inc. 7.13% 2007....................................     165,000       175,829

                       CONSUMER STAPLES -- 0.2%
                       Coca Cola Enterprises, Inc. 5.25% 2007......................     100,000       102,070

                       FINANCE -- 2.4%
                       Ace Capital Trust II 9.70% 2030.............................     150,000       178,511
                       Bank of America Corp. 6.25% 2012............................     100,000       102,117
                       CS First Boston Mortgage Securities Corp. 6.40% 2035........     196,811       204,159
                       First Financial Caribbean Corp. 7.84% 2006..................     500,000       521,950
                       Lumbermens Mutual Casualty Co. 9.15% 2026*..................     500,000       454,405
                       Sprint Capital Corp. 6.88% 2028.............................     500,000       325,475

                       INDUSTRIAL & COMMERCIAL -- 0.9%
                       Diageo Capital, PLC 6.13% 2005..............................     250,000       265,363
                       FedEx Corp. 6.72% 2022......................................     278,972       289,763
                       United Technologies Corp. 6.10% 2012........................     100,000       102,275

                       U.S. GOVERNMENT & AGENCIES -- 27.0%
                       Federal Home Loan Mortgage Corp. 6.50% 2010 -- 2025.........     831,913       853,227
                       Federal National Mortgage Association 6.50% 2013 -- 2028....   2,824,575     2,912,818
                       Government National Mortgage Association 6.50%
                         2023 -- 2032..............................................   7,200,456     3,962,798
                       Government National Mortgage Association 7.00%
                         2029 -- 2031..............................................   5,910,634     4,476,514
                       United States Treasury Bonds 5.38% 2031.....................   2,000,000     1,958,420
                       United States Treasury Bonds 6.13% 2029.....................   1,250,000     1,327,562
                       United States Treasury Bonds 8.88% 2019.....................   1,000,000     1,360,120
                       United States Treasury Notes 3.00% 2004.....................   3,000,000     3,019,560

                       UTILITIES -- 2.1%
                       KeySpan Corp. 6.15% 2006....................................     250,000       260,275
                       Niagara Mohawk Power Corp. 5.88% 2002.......................   1,250,000     1,256,475
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $24,049,035)......................                24,470,288
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $64,381,213)..............                70,123,265
                                                                                                  ------------

---------------------


                                                                                     PRINCIPAL
                                                    SHORT-TERM SECURITIES -- 0.7%      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------

                       U.S. GOVERNMENT & AGENCIES
                       United States Treasury Bills 1.72% due 8/1/02 @ (cost
                         $499,260).................................................  $  500,000   $   499,260
                                                                                                  ------------

                                                    REPURCHASE AGREEMENT -- 3.9%
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $2,865,000)...............................................   2,865,000     2,865,000
                                                                                                  ------------
                       TOTAL INVESTMENTS --
                         (cost $67,745,473)                100.0%                                  73,487,525
                       Other assets less liabilities --      0.0                                       15,473
                                                           ------                                 ------------
                       NET ASSETS --                       100.0%                                 $73,502,998
                                                           ======                                 ============

              -----------------------------

              + Non-income producing security

              # Security represents an investment in an affiliated company

              * Securities exempt from registration under Rule 144A of the
                Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              @ The security or a portion thereof has been segregated as collateral for the futures contract:

                       OPEN FUTURES CONTRACTS
                       -----------------------------------------------------------------------------------
                       NUMBER OF                  EXPIRATION     VALUE AT     VALUE AS OF      UNREALIZED
                       CONTRACTS  DESCRIPTION        DATE       TRADE DATE   JUNE 30, 2002    APPRECIATION
                       -----------------------------------------------------------------------------------
                       2 Long    S&P 500 Index  September 2002   $481,766       $495,050        $13,284
                                                                                                =======

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2002
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 66.9%                              SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 13.2%
                       Broadcasting & Media -- 1.8%
                       Cablevision Systems Corp.+..................................              8,400   $       73,500
                       Clear Channel Communications+...............................              9,700          310,594
                       Knight-Ridder, Inc. ........................................              1,500           94,425
                       Scripps (E.W.) Co., Class A.................................              1,800          138,600
                       USA Networks, Inc.+.........................................              6,500          152,425

                       Business Services -- 2.1%
                       BISYS Group, Inc.+..........................................              2,100           69,930
                       First Data Corp. ...........................................             20,500          762,600
                       United Stationers, Inc.+....................................              2,200           66,880

                       Communication Equipment -- 0.1%
                       Brocade Communications Systems, Inc.+.......................              2,000           34,960

                       Drugs -- 0.8%
                       Amylin Pharmaceuticals, Inc.+...............................              4,700           51,418
                       Gilead Sciences, Inc.+......................................              6,200          203,856
                       Pharmaceutical Product Development, Inc.+...................              2,800           73,752

                       Electronics -- 0.1%
                       Emulex Corp.+...............................................              1,500           33,765
                       Qlogic Corp.+...............................................              1,000           38,100

                       Food, Beverage & Tobacco -- 1.2%
                       Bunge, Ltd. ................................................              3,500           73,850
                       Philip Morris Cos., Inc. ...................................             10,000          436,800

                       Health Services -- 0.8%
                       Triad Hospitals, Inc.+......................................              6,000          254,280
                       UnitedHealth Group, Inc. ...................................              1,200          109,860

                       Insurance -- 1.8%
                       ACE, Ltd. ..................................................              3,500          110,600
                       Ambac Financial Group, Inc. ................................              2,000          134,400
                       Aon Corp. ..................................................              4,900          144,452
                       Arthur J. Gallagher & Co. ..................................              2,900          100,485
                       MBIA, Inc. .................................................              2,050          115,886
                       St. Paul Cos., Inc. ........................................              3,500          136,220

                       Machinery -- 0.1%
                       ITT Industries, Inc. .......................................                600           42,360

                       Medical Products -- 2.4%
                       Beckman Coulter, Inc. ......................................              4,900          244,510
                       C. R. Bard, Inc. ...........................................                800           45,264
                       McKesson Corp. .............................................             18,100          591,870
                       St. Jude Medical, Inc.+.....................................              2,100          155,085

                       Retail -- 0.8%
                       Bed Bath & Beyond, Inc.+....................................              3,800          143,412
                       Lowes Cos., Inc. ...........................................              2,700          122,580
                       Staples, Inc.+..............................................              4,100           80,770

---------------------

                                         COMMON STOCK (CONTINUED)                            SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Software -- 0.7%
                       Electronic Arts, Inc.+......................................              3,000   $      198,150
                       Intuit, Inc.+...............................................              1,900           94,468

                       Telecommunications -- 0.5%
                       AT&T Corp. .................................................             19,800          211,860
                                                                                                         ---------------
                                                                                                              5,651,967
                                                                                                         ---------------
                       CORE EQUITY -- 20.5%
                       Apparel & Textiles -- 0.8%
                       Nike, Inc., Class B.........................................              6,400          343,360

                       Appliances & Household Durables -- 0.2%
                       Yankee Candle, Inc.+........................................              2,700           73,143

                       Banks -- 1.0%
                       UnionBanCal Corp. ..........................................              9,200          431,020

                       Broadcasting & Media -- 1.5%
                       AOL Time Warner, Inc.+......................................             11,000          161,810
                       Gannett Co., Inc. ..........................................              6,500          493,350

                       Chemicals -- 0.6%
                       du Pont (E.I.) de Nemours & Co. ............................              6,000          266,400

                       Communication Equipment -- 1.6%
                       Cisco Systems, Inc.+........................................             48,700          679,365

                       Computers & Business Equipment -- 1.0%
                       Lexmark International, Inc., Class A+.......................              7,500          408,000
                       Western Digital Corp.+......................................             11,800           38,350

                       Drugs -- 1.7%
                       Abbott Laboratories.........................................              4,000          150,600
                       Genzyme Corp.+..............................................              2,500           48,100
                       Pharmacia Corp. ............................................              4,300          161,035
                       Schering-Plough Corp. ......................................              5,000          123,000
                       Wyeth.......................................................              4,500          230,400

                       Energy Services -- 0.5%
                       Amerada Hess Corp. .........................................              2,500          206,250

                       Energy Sources -- 0.5%
                       Halliburton Co. ............................................             13,000          207,220

                       Financial Services -- 2.8%
                       Citigroup, Inc.  ...........................................             13,200          511,500
                       Federal Home Loan Mortgage Corp. ...........................              3,200          195,840
                       Federal National Mortgage Assoc. ...........................              4,400          324,500
                       PNC Financial Services Group, Inc. .........................              3,500          182,980

                       Food, Beverage & Tobacco -- 0.8%
                       Pepsi Bottling Group, Inc...................................             11,500          354,200

                       Forest Products -- 0.5%
                       International Paper Co. ....................................              4,500          196,110

                       Health Services -- 1.5%
                       Anthem, Inc.+...............................................              6,000          404,880
                       HCA, Inc. ..................................................              5,600          266,000
                       Mediq, Inc. ................................................                147                0

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                            SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Insurance -- 0.4%
                       Hartford Financial Services Group, Inc......................              3,100   $      184,357

                       Machinery -- 0.0%
                       Grove Investors, Inc.(1)....................................                311            1,260

                       Medical Products -- 1.4%
                       Becton Dickinson & Co. .....................................             10,700          368,615
                       Laboratory Corp. of America Holdings+.......................              4,900          223,685

                       Retail -- 1.4%
                       Home Depot, Inc. ...........................................              4,500          165,285
                       Ross Stores, Inc. ..........................................              4,600          187,450
                       Safeway, Inc.+..............................................              7,000          204,330
                       Tuesday Morning Corp.+......................................              3,000           55,680

                       Software -- 1.0%
                       DecisionOne Holdings Corp.(1)...............................                 33                0
                       Microsoft Corp.+............................................              8,100          443,070

                       Transportation -- 1.3%
                       FedEx Corp. ................................................             10,200          544,680
                                                                                                         ---------------
                                                                                                              8,835,825
                                                                                                         ---------------
                       GLOBAL CORE EQUITY -- 33.2%

                       AUSTRALIA -- 0.9%
                       BHP Billiton, Ltd. (Materials)..............................             20,218          117,252
                       News Corp. (Information & Entertainment)....................             51,551          280,970

                       BERMUDA -- 0.3%
                       Johnson Electric Holdings, Ltd. (Industrial & Commercial)...             98,500          116,183

                       CANADA -- 0.3%
                       Canadian National Railway Co. (Industrial & Commercial).....              2,100          108,780

                       FINLAND -- 0.9%
                       Nokia AB Oyj (Information Technology).......................             15,248          222,755
                       Upm Kymmene Oy (Materials)..................................              4,500          176,814

                       FRANCE -- 5.0%
                       Aventis SA (Healthcare).....................................              3,600          254,619
                       Axa (Finance)...............................................             11,500          209,945
                       BNP Paribas SA (Finance)....................................              7,378          407,281
                       Orange SA (Information Technology)+.........................             26,400          121,271
                       Peugoet SA (Consumer Discretionary).........................              3,400          176,124
                       Publicis Groupe SA (Information & Entertainment)............              5,600          154,290
                       STMicroelectronics NV (Information Technology)..............              6,900          171,742
                       Television Francaise (Information & Entertainment)..........              7,200          192,410
                       Total Fina Elf SA (Energy)..................................              2,600          421,349
                       Vivendi Environnement (Utilities)...........................              2,000           61,609

                       GERMANY -- 2.2%
                       Adidas Salomon AG (Consumer Discretionary)..................              1,729          141,803
                       Basf AG (Materials).........................................              2,800          130,139
                       Bayerische Hypo-und Vereinsbank AG (Finance)................              7,700          250,479
                       Daimlerchrysler AG (Consumer Discretionary).................              4,100          198,603
                       Infineon Technologies AG (Information Technology)+..........              2,292           36,104
                       Metro AG (Consumer Discretionary)...........................              2,800           85,977
                       SAP AG (Information Technology).............................              1,000           97,836

                       HONG KONG -- 0.5%
                       Hang Seng Bank, Ltd. (Finance)..............................             11,800          125,946
                       Sun Hung Kai Properties, Ltd. (Real Estate).................             11,000           83,561

---------------------

                                         COMMON STOCK (CONTINUED)                            SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       IRELAND -- 0.3%
                       Ryanair Holdings, PLC (Information & Entertainment)+........             24,430   $      149,361

                       ITALY -- 1.7%
                       Autostrade SpA (Industrial & Commercial)....................             16,600          137,289
                       ENI SpA (Energy)............................................              9,300          147,596
                       Mediaset SpA (Information & Entertainment)..................             29,900          231,076
                       Monte dei Paschi (Finance)..................................             61,180          198,414

                       JAPAN -- 6.8%
                       Eisai Co., Ltd. (Healthcare)................................              6,000          154,174
                       Fujisawa Pharmaceutical Co. (Healthcare)....................              7,000          167,605
                       Fujitsu (Information Technology)............................             19,000          132,516
                       Kao Corp (Consumer Staples).................................              5,000          115,129
                       Kissei Pharmaceutical Co., Ltd. (Healthcare)................              3,000           37,667
                       Komatsu, Ltd. (Industrial & Commercial).....................             46,000          164,635
                       Matsushita Electric Industrial Co., Ltd. (Information &
                         Entertainment)............................................             16,000          218,246
                       Mitsubishi Estate, Ltd. (Real Estate).......................             16,000          130,814
                       Nikko Cordial Corp. (Finance)...............................             21,000          105,994
                       Nippon Steel Corp. (Materials)..............................             77,000          120,127
                       Nippon Telephone & Telegraph Corp. (Utilities)..............                 32          131,615
                       Pioneer Corp. (Information & Entertainment).................              6,000          107,371
                       Promise Co. (Finance).......................................              3,300          166,287
                       SKY Perfect Communications, Inc. (Information &
                         Entertainment)+...........................................                187          184,090
                       Shionogi & Co., Ltd. (Healthcare)...........................             15,000          191,340
                       Sony Corp. (Information & Entertainment)....................              4,500          237,642
                       Sumitomo Mitsui Banking Corp. (Finance).....................             30,000          146,415
                       Takefuji Corp. (Finance)....................................              1,560          108,412
                       Trend Micro, Inc. (Information Technology)+.................              4,000          111,792
                       Ushio, Inc. (Industrial & Commercial).......................              9,000          106,921
                       Yamato Transport Co. (Industrial & Commercial)..............              5,000           91,144

                       KOREA -- 0.4%
                       Samsung Electronic Co. (Information Technology).............                600          164,090

                       LUXEMBOURG -- 0.8%
                       Arcelor (Materials)+........................................             25,593          362,531

                       NETHERLANDS -- 1.2%
                       Fortis (Finance)+...........................................              9,600          204,216
                       Ing Groep NV (Finance)......................................              3,996          102,416
                       Koninklijke KPN NV (Information Technology)+................             49,123          229,525

                       RUSSIA -- 0.4%
                       Yukos Corp. ADR (Energy)....................................              1,300          179,669

                       SINGAPORE -- 0.3%
                       DBS Group Holdings, Ltd. (Finance)..........................             17,000          119,349

                       SPAIN -- 0.4%
                       Industria de Diseno Textil SA (Consumer Discretionary)+.....              8,100          170,710

                       SWEDEN -- 1.6%
                       Gambro AB (Healthcare)......................................             46,330          304,263
                       Swedish Match AB (Consumer Staples).........................             23,060          190,241
                       Volvo AB (Consumer Discretionary)...........................              9,070          187,558

                       SWITZERLAND -- 1.5%
                       Credit Suisse Group (Finance)+..............................             12,092          383,069
                       Nestle SA (Consumer Staples)................................                660          153,550
                       Novartis AG (Healthcare)....................................              2,450          107,511

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                            SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       TAIWAN -- 0.6%
                       China Trust Finance (Finance)+..............................            116,000   $      102,425
                       Formosa Chemicals & Fibre Corp. (Materials).................             86,000           78,252
                       United Micro Electronics, Inc. (Information Technology)+....             50,000           60,012

                       UNITED KINGDOM -- 4.6%
                       AstraZeneca, Inc. (Healthcare)..............................             10,300          426,518
                       BP, PLC (Energy)............................................             23,200          194,899
                       British Airways, PLC (Information & Entertainment)+.........             46,200          131,192
                       British Sky Broadcasting, PLC (Information &
                         Entertainment)+...........................................             12,256          117,536
                       easyJet, PLC (Information & Entertainment)+.................             10,662           55,920
                       Imperial Tobacco Group, PLC (Consumer Staples)..............             10,000          162,680
                       Invensys, PLC (Industrial & Commercial).....................            138,136          187,442
                       Marks & Spencer Group, PLC (Consumer Discretionary).........             12,463           70,829
                       Nycomed Amersham, PLC (Healthcare)..........................              6,286           55,587
                       Rio Tinto, PLC (Materials)..................................              6,900          126,557
                       Scottish & Newcastle, PLC (Consumer Staples)................             21,400          198,375
                       Vodafone Group, PLC (Information Technology)................            198,484          272,357

                       UNITED STATES -- 2.5%
                       ASML Holding NV (Industrial & Commercial)+..................              4,000           60,480
                       America Movil SA de CV ADR (Information Technology).........              5,000           67,000
                       Converium Holding AG ADR (Finance)+.........................              4,000          103,000
                       Kookmin Bank ADR (Finance)+.................................              2,100          103,215
                       Ryanair Holdings, PLC ADR (Information & Entertainment)+....              5,200          181,329
                       Serono SA ADR (Healthcare)..................................             17,000          277,100
                       Taiwan Semiconducter Manufacturing Co., Ltd. ADR
                         (Information Technology)+.................................              9,300          120,900
                       Unibanco Uniao De Barncos Brasileiros SA GDR (Finance)......              4,400           72,600
                       United Microelectronics Corp. ADR (Information
                         Technology)+..............................................             10,200           74,970
                                                                                                         ---------------
                                                                                                             14,297,387
                                                                                                         ---------------
                       TOTAL COMMON STOCK (cost $29,119,303).......................                          28,785,179
                                                                                                         ---------------


                                                            PREFERRED STOCK -- 0.0%          SHARES
                       -------------------------------------------------------------------------------------------------
                       UNITED STATES
                       Metals & Minerals
                       Weirton Steel Corp. 0.0%....................................              1,125            9,123

                       Telecommunications
                       McLeodUSA, Inc. 2.5%(1).....................................              1,085            4,069
                                                                                                         ---------------
                       TOTAL PREFERRED STOCK (cost $194,743).......................                              13,192
                                                                                                         ---------------

                                                                                           PRINCIPAL
                                                            BONDS & NOTES -- 30.7%           AMOUNT
                       -------------------------------------------------------------------------------------------------
                       CORE BOND -- 18.0%

                       ASSET-BACKED SECURITIES -- 0.8%
                       Advanta Mortgage Loan Trust 2.22% 2029......................       $     49,168           49,148
                       Carco Auto Loan Master Trust 6.43% 2004.....................             50,000           50,671
                       Ford Credit Auto Owner Trust 7.07% 2004.....................             50,000           50,765
                       Harley Davidson Eaglemark Motorcycle Trust 6.88% 2004.......              2,797            2,804
                       Honda Auto Lease Trust 6.65% 2005...........................             12,672           12,754
                       MBNA Master Credit Card Trust II 6.40% 2005.................             40,000           40,233
                       Navistar Financial Corp. Owner Trust 4.47% 2004.............              5,475            5,491
                       SLM Student Loan Trust 1.98% 2010...........................             36,576           36,307

---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       ASSET-BACKED SECURITIES (continued)
                       SLM Student Loan Trust 2.03% 2008...........................       $     64,740   $       64,784
                       USAA Auto Loan Grantor Trust 6.10% 2006.....................              7,987            8,136
                       World Omni Auto Receivables Trust 5.30% 2005................             40,000           40,848

                       CONSUMER DISCRETIONARY -- 2.3%
                       Accuride Corp. 9.25% 2008...................................            110,000           76,450
                       Beazer Homes USA, Inc. 8.63% 2011...........................             40,000           40,600
                       CSK Auto, Inc. 12.00% 2006*.................................             48,000           51,300
                       Dana Corp. 9.00% 2011.......................................             65,000           64,025
                       Dana Corp. 10.13% 2010*.....................................             10,000           10,200
                       Dura Operating Corp. 8.63% 2012*............................             15,000           15,075
                       Dura Operating Corp. 9.00% 2009.............................             20,000           19,250
                       Ford Motor Co. 6.38% 2029...................................             25,000           20,364
                       Gap, Inc. 10.55% 2008(2)....................................            100,000          101,750
                       Hasbro, Inc. 6.15% 2008.....................................             25,000           23,000
                       Hasbro, Inc. 8.50% 2006.....................................             11,000           11,165
                       Icon Health & Fitness, Inc. 11.25% 2012*....................             40,000           39,400
                       J.C. Penny Co., Inc. 7.38% 2008.............................             25,000           24,375
                       J.C. Penny Co., Inc. 7.60% 2007.............................             15,000           14,700
                       LDM Technologies, Inc. 10.75% 2007..........................             40,000           30,000
                       Lear Corp. 8.11% 2009.......................................             95,000           96,916
                       Levi Strauss & Co. 7.00% 2006...............................             95,000           81,225
                       Levi Strauss & Co. 11.63% 2008..............................             15,000           14,250
                       Revlon Consumer Products Corp. 12.00% 2005..................             75,000           74,625
                       Rite Aid Corp. 7.13% 2007...................................            100,000           70,000
                       Sealy Mattress Co. 10.88% 2007(2)...........................             50,000           49,250
                       True Temper Sports, Inc. 10.88% 2008........................             25,000           26,500
                       Westpoint Stevens, Inc. 7.88% 2008..........................             80,000           48,800

                       CONSUMER STAPLES -- 0.2%
                       JohnsonDiversey, Inc. 9.63% 2012*...........................              5,000            5,225
                       Nash Finch Co. 8.50% 2008...................................             50,000           48,250
                       Pathmark Stores, Inc. 8.75% 2012............................              5,000            5,075
                       Tyson Foods, Inc. 7.25% 2006................................             20,000           21,115

                       ENERGY -- 1.1%
                       Amerada Hess Corp. 7.30% 2031...............................             15,000           15,282
                       Clark Refining & Marketing, Inc. 8.38% 2007.................             75,000           72,750
                       Costilla Energy, Inc. 10.25% 2006(1)(3).....................            130,000                0
                       Forest Oil Corp. 8.00% 2008.................................             21,000           21,053
                       Forest Oil Corp. 8.00% 2011.................................             10,000           10,000
                       Giant Industries, Inc. 11.00% 2012*.........................             40,000           35,200
                       ICO, Inc. 10.38% 2007.......................................             80,000           62,400
                       Magnum Hunter Resources, Inc. 9.60% 2012*...................             10,000           10,300
                       Parker Drilling Co. 9.75% 2006..............................             30,000           30,600
                       Pioneer Natural Resources Co. 9.63% 2010....................             40,000           44,800
                       Plains Exploration & Production Co., LP 8.75% 2012*.........             45,000           44,269
                       Plains Resources, Inc. 10.25% 2006..........................             35,000           35,787
                       Pride International, Inc. 10.00% 2009.......................             25,000           26,875
                       Tesoro Petroleum Corp. 9.63% 2008...........................             75,000           69,375

                       FINANCE -- 1.2%
                       Athena Neurosciences Finance, LLC 7.25% 2008................             40,000           32,480
                       Burlington Resources Finance Co. 6.68% 2011.................             10,000           10,443
                       Conseco, Inc. 9.00% 2008*...................................             10,000            4,500
                       Conseco, Inc. 10.75% 2009*..................................             75,000           36,375
                       Credit Suisse First Boston Mortgage Securities Corp. 7.15%
                         2029......................................................             35,000           37,479
                       Everest Reinsurance Holdings, Inc. 8.50% 2005...............             20,000           21,651
                       GS Mortgage Securities Corp. II 2.12% 2004*.................             60,000           60,000

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       FINANCE (continued)
                       Holmes Financing, PLC 2.10% 2005(1).........................       $     35,000   $       35,010
                       Holmes Financing, PLC 2.17% 2015(1).........................             35,000           35,000
                       John Deere Capital Corp. 7.00% 2012.........................             10,000           10,695
                       McDonnell Douglas Finance Corp. 7.15% 2005..................             20,000           21,715
                       Pca LLC/Pca Finance Corp. 11.88% 2009*......................             25,000           24,750
                       Qwest Capital Funding, Inc. 7.90% 2010......................            135,000           74,925
                       UCAR Finance, Inc. 10.25% 2012*.............................             20,000           20,400
                       Western Financial Savings, Inc. 8.88% 2007..................             75,000           72,237

                       HEALTHCARE -- 1.5%
                       Advanced Medical Optics, Inc. 9.25% 2010*...................             20,000           19,700
                       Alaris Medical Systems, Inc. 9.75% 2006.....................             50,000           49,625
                       Alaris Medical, Inc. 11.13% 2008(2).........................            115,000           96,600
                       AmerisourceBergen Corp. 8.13% 2008..........................              5,000            5,138
                       Beverly Enterprises, Inc. 9.63% 2009........................             40,000           41,100
                       Bio-Rad Laboratories, Inc. 11.63% 2007......................             56,000           62,440
                       Cigna Corp. 7.88% 2027......................................             15,000           16,239
                       Conmed Corp. 9.00% 2008.....................................             55,000           56,856
                       Health Net, Inc. 8.38% 2011.................................             15,000           16,677
                       Manor Care, Inc. 8.00% 2008.................................             10,000           10,312
                       Omnicare, Inc. 8.13% 2011...................................             15,000           15,450
                       Physician Sales & Services, Inc. 8.50% 2007.................             50,000           50,000
                       Radiologix, Inc. 10.50% 2008................................             65,000           66,950
                       Sybron Dental Specialties, Inc. 8.13% 2012*.................             10,000            9,900
                       Triad Hospitals, Inc. 8.75% 2009............................             20,000           20,800
                       Triad Hospitals, Inc. 11.00% 2009...........................             25,000           27,500
                       Universal Hospital Services, Inc. 10.25% 2008...............             50,000           50,000
                       Wellpoint Health Networks, Inc. 6.38% 2012..................             15,000           15,536

                       INDUSTRIAL & COMMERCIAL -- 0.7%
                       Allied Waste North America, Inc. 8.50% 2008.................             25,000           24,125
                       Allied Waste North America, Inc. 10.00% 2009................             50,000           49,125
                       Argo Tech Corp. 8.63% 2007..................................             85,000           74,800
                       Centex Corp. 7.88% 2011.....................................             10,000           10,788
                       Hexcel Corp. 9.75% 2009.....................................             25,000           19,250
                       L-3 Communications Corp. 7.63% 2012*........................             20,000           20,050
                       NMHG Holding Co. 10.00% 2009*...............................             10,000           10,150
                       Roller Bearing Co. America, Inc. 9.63% 2007.................             20,000           19,300
                       Sequa Corp. 8.88% 2008......................................             25,000           24,750
                       United Rentals North America, Inc. 10.75% 2008..............             20,000           21,400
                       Xerox Corp. 9.75% 2009*.....................................             50,000           41,500

                       INFORMATION & ENTERTAINMENT -- 2.4%
                       American Color Graphics, Inc. 12.75% 2005...................            100,000           99,125
                       CSC Holdings, Inc. 7.63% 2011...............................            100,000           78,776
                       Century Communications Corp. zero coupon 2008(3)............            250,000           50,000
                       Charter Communications Holdings, LLC 8.63% 2009.............             40,000           26,800
                       Charter Communications Holdings, LLC 13.50% 2011(2).........            115,000           43,125
                       Circus Circus Enterprises, Inc. 9.25% 2005..................             25,000           25,813
                       Classic Cable, Inc. 10.50% 2010(3)..........................            150,000           33,188
                       Cox Communications, Inc. 7.75% 2010.........................             10,000            9,548
                       Echostar DBS Corp. 9.38% 2009...............................            125,000          115,625
                       Entravision Commerce Corp. 8.13% 2009*......................             10,000           10,050
                       Frontiervision Holding, LP 11.88% 2007(3)...................             35,000           22,050
                       Insight Midwest, LP 10.50% 2010.............................             50,000           47,000
                       Insight Midwest, LP 9.75% 2009..............................             50,000           46,000
                       LIN Holdings Corp. 10.00% 2008(2)...........................            125,000          117,500
                       MGM Mirage, Inc. 8.38% 2011.................................             50,000           51,125

---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       INFORMATION & ENTERTAINMENT (continued)
                       Mail Well I Corp. 9.63% 2012*...............................       $     15,000   $       15,075
                       Mandalay Resort Group 9.38% 2010*...........................             25,000           25,875
                       Mediacom Broadband, LLC 11.00% 2013.........................             25,000           23,375
                       News America Holdings, Inc. 8.88% 2023......................             15,000           15,629
                       Primedia, Inc. 8.88% 2011...................................             55,000           40,700
                       Station Casinos, Inc. 8.88% 2008............................             40,000           40,800
                       Venetian Casino Resort, LLC 11.00% 2010*....................             40,000           40,500
                       Viacom, Inc. 6.63% 2011.....................................             20,000           20,400
                       Von Hoffmann Corp. 10.25% 2009*.............................             30,000           30,750
                       Young Broadcasting, Inc. 10.00% 2011........................             25,000           22,500

                       INFORMATION TECHNOLOGY -- 2.0%
                       Amkor Technology, Inc. 9.25% 2008...........................            100,000           81,000
                       Amkor Technology, Inc. 10.50% 2009..........................             50,000           34,000
                       Avaya, Inc. 11.13% 2009.....................................             70,000           64,050
                       Chippac International, Ltd. 12.75% 2009.....................             95,000          102,125
                       Crown Castle International Corp. 10.63% 2007(2).............             25,000           16,750
                       GCI, Inc. 9.75% 2007........................................             75,000           69,000
                       GST Telecommunications, Inc. 12.75% 2007(1)(3)..............             60,000                0
                       Lucent Technologies, Inc. 7.25% 2006........................            125,000           82,500
                       Nextel Communications, Inc. 9.75% 2007(2)...................            150,000           75,000
                       Solectron Corp. 9.63% 2009..................................             80,000           72,800
                       SCG Holding Corp. 12.00% 2009...............................            118,000           77,880
                       Telecommunications Techniques, Inc. 9.75% 2008..............            140,000           30,800
                       Time Warner Telecom, Inc. 9.75% 2008........................             20,000            9,400
                       Time Warner Telecom, Inc. 10.13% 2011.......................             50,000           23,500
                       Verizon New England, Inc. 6.50% 2011........................             15,000           14,590
                       Viasystems, Inc. 9.75% 2007(3)..............................             75,000           11,250
                       Williams Communications Group, Inc. 10.88% 2009(3)..........             50,000            3,875
                       Worldcom, Inc. 7.50% 2011(6)................................            240,000           38,400
                       Worldcom, Inc. 8.25% 2010(6)................................             30,000            4,800
                       Worldcom, Inc. 8.25% 2031(6)................................            330,000           51,975

                       MATERIALS -- 2.4%
                       AK Steel Corp. 7.88% 2009...................................             50,000           50,000
                       Airgas, Inc. 9.13% 2011.....................................             10,000           10,550
                       Arco Chemical Co. 9.80% 2020................................             85,000           73,950
                       Buckeye Cellulose Corp. 8.50% 2005..........................             25,000           22,750
                       Caraustar Industries, Inc. 9.88% 2011.......................             25,000           26,437
                       Century Aluminum Co. 11.75% 2008............................             55,000           59,125
                       Georgia-Pacific Corp. 9.50% 2011............................             80,000           80,505
                       Goodyear Tire & Rubber Co. 8.50% 2007.......................             15,000           14,649
                       Goodyear Tire & Rubber Co. 7.86% 2011.......................             55,000           51,008
                       Graphic Packaging Corp. 8.63% 2012*.........................              5,000            5,163
                       IMC Global, Inc. 7.63% 2005.................................             25,000           23,204
                       IMC Global, Inc. 11.25% 2011................................             45,000           48,475
                       Longview Fibre Co. 10.00% 2009*.............................             15,000           15,563
                       Lyondell Chemical Co. 9.88% 2007............................             55,000           52,662
                       Methanex Corp. 8.75% 2012...................................             10,000           10,200
                       National Steel Corp. 9.88% 2009(3)..........................             80,000           29,600
                       Noveon, Inc. 11.00% 2011....................................             10,000           10,600
                       Owens Illinois, Inc. 7.35% 2008.............................              5,000            4,450
                       Owens Illinois, Inc. 7.50% 2010.............................             25,000           22,000
                       Owens Illinois, Inc. 7.85% 2004.............................             50,000           47,750
                       Pioneer Americas Acquisition Corp. 9.25% 2007(1)(3).........             15,000            3,295
                       Resolution Performance Products, Inc. 13.50% 2010...........             50,000           56,000
                       Silgan Holdings, Inc. 9.00% 2009*...........................              5,000            5,150
                       Stone Container Corp. 8.38% 2012*...........................             25,000           25,187

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       MATERIALS (continued)
                       Stone Container Corp. 9.25% 2008............................       $     15,000   $       15,675
                       Stone Container Corp. 9.75% 2011............................             25,000           26,500
                       Texas Petrochemicals Corp. 11.13% 2006......................             75,000           59,250
                       United States Steel, LLC 10.75% 2008*.......................             85,000           88,400
                       Weirton Steel Corp. 10.00% 2008(3)(4).......................             68,750           50,875
                       Weyerhaeuser Co. 6.13% 2007*................................             20,000           20,576

                       REAL ESTATE -- 0.2%
                       Standard Pacific Corp. 9.50% 2010...........................             50,000           51,875
                       Webb Delaware Corp. 10.25% 2010.............................             25,000           27,438

                       TRANSPORTATION -- 0.4%
                       Atlas Air, Inc. 9.38% 2006..................................             45,000           22,050
                       Atlas Air, Inc. 10.75% 2005.................................             20,000            9,200
                       Delta Air Lines, Inc. 7.90% 2009............................             75,000           63,000
                       Navistar International Corp. 8.00% 2008.....................             30,000           28,875
                       Navistar International Corp. 9.38% 2006.....................              5,000            5,150
                       Northwest Airlines, Inc. 8.88% 2006.........................             10,000            8,800
                       Northwest Airlines, Inc. 9.88% 2007.........................             20,000           18,000

                       U.S. GOVERNMENT & AGENCIES -- 1.6%
                       Federal Home Loan Mortgage Corp. 6.44% 2029.................            125,335          129,721
                       Federal National Mortgage Association 6.00% TBA.............            165,000          164,587
                       United States Treasury Bonds 5.50% 2028.....................            218,000          212,247
                       United States Treasury Bonds 6.25% 2023.....................             35,000           37,500
                       United States Treasury Notes 3.38% 2012.....................            134,919          138,270

                       UTILITIES -- 1.2%
                       AES Corp. 8.50% 2007........................................             50,000           24,500
                       AES Corp. 8.88% 2011........................................             70,000           42,350
                       Avista Corp. 9.75% 2008.....................................             50,000           53,301
                       CMS Energy Corp. 8.50% 2011.................................             15,000           10,650
                       CMS Energy Corp. 8.90% 2008.................................             15,000           10,800
                       Calpine Corp. 7.88% 2008....................................             25,000           16,000
                       Calpine Corp. 8.50% 2011....................................            100,000           65,500
                       Calpine Corp. 8.63% 2010....................................             50,000           32,250
                       Energy Corp. of America 9.50% 2007..........................            200,000          130,000
                       South Carolina Electric & Gas Co. 6.63% 2032................              5,000            5,074
                       Virginia Electric & Power Co. 5.38% 2007....................             10,000           10,152
                       Western Resources, Inc. 6.88% 2004..........................             60,000           56,652
                       Western Resources, Inc. 7.13% 2009..........................             10,000            8,882
                       Western Resources, Inc. 9.75% 2007*.........................             50,000           48,126
                                                                                                         ---------------
                                                                                                              7,722,761
                                                                                                         ---------------

                       GLOBAL CORE BOND -- 12.7%

                       AUSTRALIA -- 0.6%
                       Commonwealth of Australia 7.50% 2009........................  AUD       405,000          248,565

                       AUSTRIA -- 0.4%
                       Republic of Austria 5.00% 2012..............................  EUR       190,000          185,251

                       BRAZIL -- 0.0%
                       Cia Vale do Rio Doce 0.06% 2009(1)..........................  BRL         2,000                0

                       CANADA -- 1.3%
                       Air Canada, Inc. 10.25% 2011................................             90,000           70,425
                       Bowater Canada Finance Corp. 7.95% 2011.....................             10,000           10,383
                       Canwest Media, Inc. 10.63% 2011.............................             15,000           14,925
                       Corus Entertainment, Inc. 8.75% 2012........................             20,000           20,000

---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       CANADA (continued)
                       Fairfax Financial Holdings, Ltd. 6.88% 2008.................       $     10,000   $        8,300
                       Fairfax Financial Holdings, Ltd. 7.38% 2006.................             15,000           12,900
                       Government of Canada 5.50% 2010.............................  CAD       210,000          139,601
                       Norske Skog Canada, Ltd. 8.63% 2011.........................              5,000            5,125
                       Pacifica Papers, Inc. 10.00% 2009...........................             30,000           32,062
                       Paperboard Industries International, Inc. 8.38% 2007........             30,000           29,100
                       Quebecor Media, Inc. 13.75% 2011(2).........................            170,000           99,450
                       Rogers Cantel Mobile, Inc. 9.38% 2008.......................             25,000           16,750
                       Rogers Cantel Mobile, Inc. 9.75% 2016.......................             25,000           17,625
                       Rogers Communications, Inc. 8.88% 2007......................             65,000           59,150
                       Rogers Wireless, Inc. 9.63% 2011............................             60,000           39,000

                       DENMARK -- 0.7%
                       Kingdom of Denmark 4.88% 2007...............................  EUR       290,000          288,912

                       FINLAND -- 0.1%
                       Republic of Finland 5.38% 2013..............................  EUR        50,000           50,091

                       FRANCE -- 2.5%
                       Government of France 5.25% 2008.............................  EUR       160,000          162,391
                       Government of France 5.50% 2007.............................  EUR       870,000          891,624

                       GERMANY -- 2.5%
                       Federal Republic of Germany 5.25% 2011......................  EUR        75,000           75,633
                       Federal Republic of Germany 6.00% 2007......................  EUR       945,000          990,607
                       Federal Republic of Germany 6.50% 2027......................  EUR         3,000            3,417

                       IRELAND -- 0.1%
                       Republic of Ireland 5.00% 2013..............................  EUR        55,000           53,446

                       ITALY -- 0.5%
                       Republic of Italy 4.20% 2003(5).............................  EUR       200,000          198,175

                       JAPAN -- 1.6%
                       Government of Japan 1.60% 2011..............................  JPY     3,000,000           26,100
                       Government of Japan 1.10% 2008 Series 208...................  JPY     9,600,000           82,206
                       Government of Japan 1.60% 2011 Series 227...................  JPY     8,000,000           69,263
                       Government of Japan 1.40% 2009 Series 213...................  JPY    60,000,000          520,941

                       MEXICO -- 0.1%
                       PEMEX Project Funding Master Trust 8.50% 2008...............             10,000           10,394
                       Satelites Mexicanos SA 10.13% 2004..........................             50,000           27,500
                       United Mexican States 7.50% 2012............................              5,000            4,920

                       NETHERLANDS -- 0.1%
                       Telefonica Europe BV 7.75% 2010.............................             20,000           20,416
                       United Pan-Europe Communications NV 11.25% 2010(3)..........             25,000            3,500
                       United Pan-Europe Communications NV 11.50% 2010(3)..........             50,000            7,000

                       NORWAY -- 0.9%
                       Kingdom of Norway 6.00% 2011................................  NOK     3,125,000          398,704

                       PANAMA -- 0.0%
                       Republic of Panama 9.63% 2011...............................              5,000            4,825

                       PHILIPPINES -- 0.0%
                       Republic of Philippines 9.38% 2017..........................              5,000            5,100

                       RUSSIA -- 0.0%
                       Russian Federation 5.00% 2030(2)............................             15,000           10,413

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       SINGAPORE -- 0.1%
                       Overseas Chinese Bank 7.25% 2011............................  EUR  $     25,000   $       25,952
                       Singapore Telecommunications, Ltd. 7.38% 2031*..............             10,000            9,840

                       SOUTH AFRICA -- 0.0%
                       Republic of South Africa 7.38% 2012.........................              5,000            4,944

                       SWEDEN -- 0.1%
                       Kingdom of Sweden 5.00% 2009................................  SEK       400,000           42,694

                       UNITED KINGDOM -- 0.9%
                       British Telecom, PLC 6.38% 2006(2)..........................  EUR        15,000           15,097
                       NGG Finance, PLC 5.25% 2006.................................  EUR        20,000           19,705
                       Reed Elsevier Capital, Inc. 5.75% 2008......................  EUR        25,000           24,979
                       Telewest Communications, PLC 9.88% 2010.....................            175,000           69,125
                       United Kingdom Treasury 6.25% 2010..........................  GBP        55,000           90,562
                       United Kingdom Treasury 6.50% 2003..........................  GBP        70,000          109,522
                       Xerox Capital Europe, PLC 5.88% 2004........................             50,000           41,000

                       UNITED STATES -- 0.2%
                       AT&T Corp. 6.00% 2006.......................................  EUR        15,000           12,272
                       Clear Channel Communications, Inc. 6.50% 2005...............  EUR        25,000           24,299
                       Daimlerchrysler North America 7.50% 2006....................  GBP        15,000           23,616
                       International Lease Finance Corp. 4.13% 2004 #..............  EUR        10,000            9,710
                       International Paper Co. 5.38% 2006..........................  EUR        25,000           24,338

                       VENEZUELA -- 0.0%
                       PDVSA Finance, Ltd. 6.25% 2006..............................  EUR         4,690            4,517
                                                                                                         ---------------
                                                                                                              5,466,362
                                                                                                         ---------------
                       TOTAL BONDS & NOTES (cost $14,296,443)......................                          13,189,123
                                                                                                         ---------------


                                                                RIGHTS -- 0.0%               SHARES
                       -------------------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 0.0%
                       easyJet, PLC+ (cost $6,955).................................              3,877            4,729
                                                                                                         ---------------


                                                               WARRANTS -- 0.0%             WARRANTS
                       -------------------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.0%

                       Household Products
                       Mattress Discounters Holding Corp. 7/15/07(1)...............                 50                0
                                                                                                         ---------------

                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Machinery
                       Grove Investors, Inc. 9/14/08(1)............................                 86                0
                       Grove Investors, Inc. 9/14/08(1)............................                 86                0
                                                                                                         ---------------
                                                                                                                      0
                                                                                                         ---------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications
                       KMC Telecom Holdings, Inc. 4/15/08(1).......................                330                0
                       McLeodUSA, Inc. 4/16/07.....................................              2,402              240
                                                                                                         ---------------
                       TOTAL WARRANTS (cost $8,894)................................                                 240
                                                                                                         ---------------
                       TOTAL INVESTMENT SECURITIES (cost $43,626,338)..............                          41,992,463
                                                                                                         ---------------

---------------------

                                                                                           PRINCIPAL
                                      SHORT-TERM SECURITIES -- 1.4%                          AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT BOND -- 0.2%
                       Kingdom of Belgium zero coupon due 9/19/02..................       $    100,000   $       89,172
                                                                                                         --------------
                       U.S. GOVERNMENT -- 1.2%
                       United States Treasury Bills 1.73% due 8/8/02@..............            500,000          499,087
                                                                                                         --------------
                       TOTAL SHORT-TERM SECURITIES (cost $588,259).................                             588,259
                                                                                                         --------------

                                                         REPURCHASE AGREEMENT -- 2.1%
                       -------------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $915,000)...........................................            915,000          915,000
                                                                                                         --------------
                       TOTAL INVESTMENTS --
                         (cost $45,048,618)                101.1%                                            43,495,722
                       Liabilities in excess of other
                         assets --                          (1.1)                                              (463,521)
                                                           -----                                         --------------
                       NET ASSETS --                       100.0%                                        $   43,032,201
                                                           =====                                         ==============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              @ The security or a portion thereof has been segregated as collateral for futures contracts.

              (1) Fair valued security

              (2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (3) Bond in default.

              (4) Variable rate security -- the rate reflected as of June 30,
                  2002; maturity date reflects next reset date.

              (5) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2002.

              (6) Issuer filed for protection under Federal Bankruptcy Code, subsequent to June 30, 2002.

              OPEN FUTURES CONTRACTS

                       ---------------------------------------------------------------------------------------------------------
                                                                                                       VALUE AS
                                                                                            VALUE AT      OF        UNREALIZED
                       NUMBER OF                                                             TRADE     JUNE 30,    APPRECIATION
                       CONTRACTS                DESCRIPTION                EXPIRATION DATE    DATE       2002     (DEPRECIATION)
                       ---------------------------------------------------------------------------------------------------------
                       2 Short     CAC40 10 Euro Futures -- Euronext         July 2002      $ 73,140   $ 78,737      $ (5,597)
                                   Paris -- Monep Exchange
                       3 Short     OMX Index Futures -- OML London           July 2002        18,702     20,078        (1,376)
                                   Exchange
                       2 Short     FTSE 100 Index Futures -- London        September 2002     60,534     60,685          (151)
                                   Futures Exchange
                       3 Long      S&P 500 Futures -- Chicago Mercantile   September 2002    725,451    741,750       (16,299)
                                   Exchange
                       2 Long      US 2YR Note -- Chicago Board of Trade   September 2002    420,915    419,920           995
                       1 Short     US 5YR Note -- Chicago Board of Trade   September 2002    106,995    107,420          (425)
                       3 Short     US 10YR Note -- Chicago Board of Trade  September 2002    320,865    321,690          (825)
                       1 Short     TOPIX Index Future -- Tokyo Stock       September 2002     91,150     85,335         5,815
                                   Exchange
                       7 Short     S&P/TSX IT IX Futures -- Montreal       September 2002    472,110    476,847        (4,737)
                                   Exchange
                       4 Short     RUIX Index Futures -- Russian Trading   September 2002    423,773    429,680        (5,907)
                                   System
                       4 Long      Euro Bobl Futures -- Eurex Deutschland  September 2002    433,119    427,920         5,199
                                   Exchange
                                                                                                                     --------
                                                                                                                     $(23,308)
                                                                                                                     ========

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                       -----------------------------------------------------------------
                           CONTRACT             IN          DELIVERY    GROSS UNREALIZED
                          TO DELIVER       EXCHANGE FOR       DATE        APPRECIATION
                       -----------------------------------------------------------------
                       *EUR      23,000   USD      22,703     7/22/02       $     56
                       EUR      126,800   USD     124,866     7/26/02             31
                       JPY   49,246,000   USD     400,781     9/12/02         11,661
                       JPY   32,844,000   USD     265,427     9/12/02          9,646
                       *JPY   1,200,000   USD      10,067     7/17/02             46
                       NOK    2,928,000   USD     391,653      8/2/02          4,416
                       *PLN   3,500,000   EUR     901,644     9/12/02         18,876
                       USD      413,600   GBP     599,347     9/12/02         28,342
                       *USD     423,000   EUR     397,569     7/22/02         18,952
                       USD      269,000   GBP     398,407     9/12/02          9,833
                       USD      446,706   EUR     464,000     9/12/02          9,141
                       *USD     143,655   SEK   1,397,000     7/15/02          7,802
                       USD      532,353   CAD     819,000     9/12/02          5,806
                       USD  322,590,560   KRW     261,694     9/12/02          4,799
                       USD   84,000,000   KRW      64,864      8/6/02          4,730
                       *USD      35,667   NOK     304,000      7/2/02          4,720
                       *USD     430,596   EUR     441,000     7/22/02          3,649
                       *USD     572,000   SEK      58,546     7/15/02          3,467
                       *USD      54,000   GBP      81,122     7/29/02          1,056
                       *USD      32,973   SGD      59,000      7/8/02            439
                       USD   60,800,000   KRW      49,938      8/6/02            435
                       *USD      16,428   JPY   2,000,000     7/17/02            273
                       *USD      15,506   EUR      16,000     7/22/02            249
                       USD       60,700   DKK       7,798     7/24/02            246
                       *USD      16,255   SGD      29,000      7/8/02            168
                       *USD      63,712   NOK     480,000      7/2/02             56
                       *USD         766   JPY      96,000     7/17/02             35
                       *USD      55,000   CAD      36,178     7/30/02              9
                                                                            --------
                                                                             148,939
                                                                            --------

                       ------------------------------------------------------------------
                           CONTRACT              IN          DELIVERY    GROSS UNREALIZED
                          TO DELIVER        EXCHANGE FOR       DATE        DEPRECIATION
                       ------------------------------------------------------------------
                       *AUD      172,000   USD      95,683     7/19/02      $    (978)
                       *AUD      345,000   USD     191,958     7/19/02         (1,927)
                       *CAD      304,000   USD     199,965     7/30/02            (51)
                       *CHF      305,050   USD     195,940     9/12/02         (8,851)
                       *EUR       52,000   USD      49,017     7/22/02         (2,186)
                       EUR       124,000   USD     116,708     7/16/02         (5,425)
                       *EUR      165,000   USD     155,189     7/22/02         (7,284)
                       *EUR      911,577   PLN   3,500,000     9/12/02        (23,756)
                       *EUR      480,000   USD     452,160     7/22/02        (20,489)
                       *EUR    1,003,000   USD     945,477     7/22/02        (42,161)
                       *EUR    1,194,000   USD   1,123,554     7/22/02        (52,160)
                       *EUR    1,612,600   USD   1,519,069     7/22/02        (68,834)
                       *EUR    1,730,500   USD   1,629,300     9/12/02        (70,795)
                       *GBP      152,600   USD     227,145     9/20/02         (4,334)
                       *GBP       91,000   USD     131,950     7/29/02         (6,536)

---------------------

                       ------------------------------------------------------------------
                           CONTRACT              IN          DELIVERY    GROSS UNREALIZED
                          TO DELIVER        EXCHANGE FOR       DATE        DEPRECIATION
                       ------------------------------------------------------------------
                       *GBP      113,000   USD     164,533     7/29/02         (7,432)
                       *JPY    1,000,000   USD       7,980     7/17/02           (371)
                       JPY    26,061,000   USD     218,724     9/12/02           (460)
                       JPY     2,030,000   USD      16,282      8/6/02           (687)
                       JPY     4,106,000   USD      33,032      8/6/02         (1,292)
                       JPY    11,322,200   USD      90,533     9/12/02         (4,292)
                       JPY     8,354,000   USD      65,526      8/6/02         (4,311)
                       JPY    41,395,000   USD     333,857     9/12/02        (12,831)
                       JPY    79,106,000   USD     638,559     9/12/02        (23,964)
                       *NOK      283,000   USD      35,925      7/2/02         (1,671)
                       *NOK    1,714,000   USD     217,278      7/2/02        (10,429)
                       *NOK    1,715,000   USD     215,555      7/2/02        (12,285)
                       SEK       263,400   USD      28,370     7/26/02           (164)
                       *SEK    2,001,000   USD     204,810     7/15/02        (12,130)
                       SEK     4,615,470   USD     472,291     9/12/02        (25,957)
                       *SGD       88,000   USD      49,688      7/8/02           (148)
                       *USD       41,000   CAD      26,999     7/30/02            (23)
                       *USD      113,412   PLN     461,000     7/16/02           (462)
                       *USD       40,932   AUD      72,000     7/19/02           (469)
                       *USD      393,416   NOK   2,928,000      7/2/02         (4,426)
                                                                            ---------
                                                                             (439,570)
                                                                            ---------
                                                                            $(290,631)
                                                                            =========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                       AUD  --   Australian Dollar                                 DKK  --   Danish Kone
                       JPY  --   Japanese Yen                                      SEK  --   Swedish Krona
                       CAD  --   Canadian Dollar                                   EUR  --   Euro Dollar
                       NOK  --   Norwegian Krone                                   SGD  --   Singapore Dollar
                       CHF  --   Swiss Franc                                       GBP  --   Pound Sterling
                       PLN  --   Polish Zloty

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JUNE 30, 2002 (UNAUDITED)

                                                                                   GOVERNMENT
                                                                 MONEY MARKET      & QUALITY
                                                                  PORTFOLIO      BOND PORTFOLIO
   --------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $        --      $672,698,848
   Short-term securities*......................................   27,326,546        84,917,542
   Repurchase agreements (cost equals market)..................    3,170,000        39,435,000
   Cash........................................................        1,540             1,067
   Foreign currency............................................           --                --
   Receivables for --
     Fund shares sold..........................................       96,920         3,204,364
     Dividends and accrued interest............................       68,219         6,528,650
     Sales of investments......................................           --        24,919,461
   Prepaid expenses............................................          324             3,089
   Unrealized appreciation on forward foreign currency
     contracts.................................................           --                --
                                                                  -----------------------------
                                                                  30,663,549       831,708,021
                                                                  -----------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments..................................      500,000        45,229,984
     Fund shares redeemed......................................       72,756         4,621,622
     Management fees...........................................       12,663           351,943
     Foreign currency contracts................................           --                --
     Variation margin on futures contracts.....................           --                --
   Other accrued expenses......................................       57,244           217,255
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --                --
   Due to custodian............................................           --                --
                                                                  -----------------------------
                                                                     642,663        50,420,804
                                                                  -----------------------------
   NET ASSETS..................................................  $30,020,886      $781,287,217
                                                                  =============================
   COMPOSITION OF NET ASSETS:
   Paid in capital.............................................  $30,020,886      $717,012,099
   Accumulated undistributed net investment income (loss)......       (9,674)       50,175,945
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign currency.......        9,674         2,218,864
   Unrealized appreciation (depreciation) of investments.......           --        11,880,309
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --                --
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --                --
                                                                  -----------------------------
                                                                 $30,020,886      $781,287,217
                                                                  =============================
   Class A (unlimited shares authorized):
       Net assets..............................................  $30,020,886      $720,066,621
       Shares of beneficial interest issued and outstanding....   30,020,886        47,073,742
       Net asset value, offering and redemption price per
        share..................................................  $      1.00      $      15.30
                                                                  =============================
   Class B (unlimited shares authorized):
       Net assets..............................................  $        --      $ 61,220,596
       Shares of beneficial interest issued and outstanding....  $        --         4,003,135
       Net asset value, offering and redemption price per
        share..................................................  $        --      $      15.29
                                                                  =============================
   ---------------
   *Cost
    Investment securities......................................  $        --      $660,818,539
                                                                  =============================
    Short-term securities......................................  $27,326,546      $ 84,917,542
                                                                  =============================
    Foreign currency...........................................  $        --      $         --
                                                                  =============================

See Notes to Financial Statements.

---------------------

        GROWTH AND                      CAPITAL         NATURAL                     STRATEGIC
          INCOME         GROWTH       APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
         PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
   -------------------------------------------------------------------------------------------
        $22,341,336   $659,650,331   $1,252,071,095   $ 97,663,810   $70,123,265   $41,992,463
                 --             --               --             --       499,260       596,943
             35,000             --       34,660,000      8,375,000     2,865,000       915,000
              4,073             --            2,520          1,938         1,798         2,240
                 --             --           59,810         15,672            --       209,492
             33,507      1,241,070        2,763,007      1,246,878         7,578         2,012
             28,429        630,881          731,803        119,617       357,643       365,043
             42,957      3,673,975       22,627,611             --            --     1,164,441
                223          5,100           11,258            416           625           364
                 --             --               --             --            --       148,939
        --------------------------------------------------------------------------------------
         22,485,525    665,201,357    1,312,927,104    107,423,331    73,855,169    45,396,937
        --------------------------------------------------------------------------------------
                 --             --       11,558,150             --       183,408     1,797,615
              5,167        939,714        6,117,252        739,819        45,066        20,716
             13,388        384,120          788,785         65,981        61,725        36,774
                 --             --            4,060             --            --            --
                 --             --               --             --           950        10,677
             45,702        252,716          467,566         42,755        61,022        59,383
                 --             --               --             --            --       439,571
                 --        192,291               --             --            --            --
        --------------------------------------------------------------------------------------
             64,257      1,768,841       18,935,813        848,555       352,171     2,364,736
        --------------------------------------------------------------------------------------
        $22,421,268   $663,432,516   $1,293,991,291   $106,574,776   $73,502,998   $43,032,201
        ======================================================================================
        $20,319,104   $687,985,075   $1,546,420,464   $ 89,523,839   $69,509,067   $52,327,582
            143,283      3,704,361       (1,756,495)     1,095,819     2,759,704       765,349
            376,277    (63,104,513)    (285,704,748)     7,050,124    (4,521,109)   (8,100,718)
          1,582,604     34,847,593       35,046,607      8,904,606     5,742,052    (1,633,875)
                 --             --          (14,537)           388            --      (302,829)
                 --             --               --             --        13,284       (23,308)
        --------------------------------------------------------------------------------------
        $22,421,268   $663,432,516   $1,293,991,291   $106,574,776   $73,502,998   $43,032,201
        ======================================================================================
        $22,421,268   $639,706,966   $1,247,564,162   $102,131,292   $73,502,998   $43,032,201
          2,129,277     29,317,375       50,238,580      5,053,379    10,278,525     6,856,677
        $     10.53   $      21.82   $        24.83   $      20.21   $      7.15   $      6.28
        ======================================================================================
        $        --   $ 23,725,550   $   46,427,129   $  4,443,484   $        --   $        --
                 --      1,088,572        1,871,859        220,191            --            --
        $        --   $      21.80   $        24.80   $      20.18   $        --   $        --
        ======================================================================================
        $20,758,732   $624,802,738   $1,217,024,488   $ 88,759,204   $64,381,213   $43,626,338
        ======================================================================================
        $        --   $         --   $           --   $         --   $   499,260   $   588,259
        ======================================================================================
        $        --   $         --   $       58,577   $     15,666   $        --   $   205,713
        ======================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                                                       GOVERNMENT &
                                                                     MONEY MARKET      QUALITY BOND
                                                                      PORTFOLIO         PORTFOLIO
   ------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest..................................................        $292,180        $20,612,249
     Dividends.................................................              --                 --
                                                                         --------------------------
            Total income*......................................         292,180         20,612,249
                                                                         --------------------------
   EXPENSES:
     Investment management fees................................          79,131          2,032,121
     Custodian fees............................................          33,491            135,397
     Audit and tax consulting fees.............................          12,670             12,127
     Reports to investors......................................              --             54,300
     Trustees' fees............................................             278             11,088
     Legal fees................................................              --             28,960
     Service fees, Class B.....................................              --             27,811
     Insurance expense.........................................             127                 --
     Other expenses............................................             113              2,194
                                                                         --------------------------
            Total expenses before custody credits..............         125,810          2,303,998
            Custody credits earned on cash balances............              (6)            (1,457)
                                                                         --------------------------
   Net expenses................................................         125,804          2,302,541
                                                                         --------------------------
   Net investment income (loss)................................         166,376         18,309,708
                                                                         --------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments.....................              --          3,066,090
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................              --                 --
   Net realized gain (loss) on futures contracts...............              --                 --
   Change in unrealized appreciation (depreciation) on
     investments...............................................              --          3,816,920
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................              --                 --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................              --                 --
                                                                         --------------------------
   Net realized and unrealized gain (loss) on investments and
     foreign currencies........................................              --          6,883,010
                                                                         --------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS...........................................        $166,376        $25,192,718

                                                                      ---------------------------
                                                                     ---------------------------
   ---------------
   *  Net of foreign withholding taxes on interest and
     dividends of..............................................        $     --        $        --

                                                                      ---------------------------
                                                                     ---------------------------

    See Notes to Financial Statements.

---------------------

       GROWTH                        CAPITAL        NATURAL                    STRATEGIC
     AND INCOME       GROWTH      APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------
     $     2,676   $    122,805   $     533,657   $    42,766   $   801,068   $   565,777
         188,882      4,091,955       3,642,927       690,523       366,264       219,445
     ------------------------------------------------------------------------------------
         191,558      4,214,760       4,176,584       733,289     1,167,332       785,222
     ------------------------------------------------------------------------------------
          93,002      2,526,808       5,303,689       340,754       404,848       233,638
          29,308        143,105         317,351        32,288        38,769        37,870
           5,626         10,860              --         9,085        10,860        17,204
           4,044         38,915          70,590         7,383            --           702
             419         12,890          26,037         1,310         1,254           399
              --         36,200          64,255         3,260            --           141
              --         12,789          25,302         1,818            --            --
             110          2,335           5,206           186           300            --
              59          1,469           3,163           115           165           270
     ------------------------------------------------------------------------------------
         132,568      2,785,371       5,815,593       396,199       456,196       290,224
             (13)          (115)           (601)       (2,192)       (4,379)       (7,301)
     ------------------------------------------------------------------------------------
         132,555      2,785,256       5,814,992       394,007       451,817       282,923
     ------------------------------------------------------------------------------------
          59,003      1,429,504      (1,638,408)      339,282       715,515       502,299
     ------------------------------------------------------------------------------------
      (1,597,834)   (26,308,676)    (53,021,003)    3,359,044    (2,471,728)   (2,063,694)
              --             99          36,019        18,761            --      (306,031)
              --             --              --            --       201,847        54,221
      (2,952,940)   (74,254,292)   (204,094,417)    6,670,953    (6,405,269)     (202,338)
              --             --          (1,538)          430            --      (317,669)
              --             --              --            --       (18,901)      (22,878)
     ------------------------------------------------------------------------------------
      (4,550,774)  (100,562,869)   (257,080,939)   10,049,188    (8,694,051)   (2,858,389)
     ------------------------------------------------------------------------------------
     $(4,491,771)  $(99,133,365)  $(258,719,347)  $10,388,470   $(7,978,536)  $(2,356,090)
     ------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------
     $       649   $      1,872   $     155,096   $    49,655   $     1,564   $    19,524
     ------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                                                GOVERNMENT &
                                                                 MONEY MARKET   QUALITY BOND
                                                                  PORTFOLIO      PORTFOLIO
   -----------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)................................  $   166,376    $ 18,309,708
   Net realized gain (loss) on investments.....................           --       3,066,090
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --              --
   Net realized gain (loss) on futures contracts...............           --              --
   Change in unrealized appreciation (depreciation) on
     investments...............................................           --       3,816,920
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................           --              --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................           --              --
                                                                 ---------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      166,376      25,192,718
                                                                 ---------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains -- Class A.................           --              --
   Distributions from capital gains -- Class B.................           --              --
   Dividends from net investment income -- Class A.............     (166,376)             --
   Dividends from net investment income -- Class B.............           --              --
                                                                 ---------------------------
   Total dividends and distributions to shareholders...........     (166,376)             --
                                                                 ---------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 7)...............................   (4,353,823)     51,917,804
                                                                 ---------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (4,353,823)     77,110,522
                                                                 ---------------------------
   NET ASSETS:
   Beginning of period.........................................   34,374,709     704,176,695
                                                                 ---------------------------
   End of period...............................................  $30,020,886    $781,287,217
                                                                 ---------------------------
                                                                 ---------------------------
   ---------------
   + Includes accumulated undistributed net investment income
     (loss)....................................................  $    (9,674)   $ 50,175,945
                                                                 ---------------------------
                                                                 ---------------------------

    See Notes to Financial Statements.

---------------------

       GROWTH                         CAPITAL         NATURAL                     STRATEGIC
     AND INCOME       GROWTH        APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
     ----------------------------------------------------------------------------------------
     $    59,003   $   1,429,504   $   (1,638,408)  $    339,282   $   715,515   $    502,299
      (1,597,834)    (26,308,676)     (53,021,003)     3,359,044    (2,471,728)    (2,063,694)
              --              99           36,019         18,761            --       (306,031)
              --              --               --             --       201,847         54,221
      (2,952,940)    (74,254,292)    (204,094,417)     6,670,953    (6,405,269)      (202,338)
              --              --           (1,538)           430            --       (317,669)
              --              --               --             --       (18,901)       (22,878)
     ----------------------------------------------------------------------------------------
      (4,491,771)    (99,133,365)    (258,719,347)    10,388,470    (7,978,536)    (2,356,090)
     ----------------------------------------------------------------------------------------
              --              --               --             --            --             --
              --              --               --             --            --             --
              --              --               --             --            --             --
              --              --               --             --            --             --
     ----------------------------------------------------------------------------------------
              --              --               --             --            --             --
     ----------------------------------------------------------------------------------------
      (2,080,363)    (38,243,747)     (92,009,596)    24,050,699    (5,589,225)    (3,670,614)
     ----------------------------------------------------------------------------------------
      (6,572,134)   (137,377,112)    (350,728,943)    34,439,169   (13,567,761)    (6,026,704)
     ----------------------------------------------------------------------------------------
      28,993,402     800,809,628    1,644,720,234     72,135,607    87,070,759     49,058,905
     ----------------------------------------------------------------------------------------
     $22,421,268   $ 663,432,516   $1,293,991,291   $106,574,776   $73,502,998   $ 43,032,201
     ----------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------
     $   143,283   $   3,704,361   $   (1,756,495)  $  1,095,819   $ 2,759,704   $    765,349
     ----------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                GOVERNMENT &
                                                                 MONEY MARKET   QUALITY BOND
                                                                  PORTFOLIO      PORTFOLIO
   -----------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)................................  $  1,656,240   $ 31,578,442
   Net realized gain (loss) on investments.....................        10,903      5,914,596
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................            --             --
   Net realized gain on futures contracts......................            --      1,158,858
   Change in unrealized appreciation (depreciation) on
     investments...............................................            --       (511,064)
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................            --             --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................            --             --
                                                                 ---------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................     1,667,143     38,140,832
                                                                 ---------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains -- Class A.................            --             --
   Distributions from capital gains -- Class B.................            --             --
   Distributions from net investment income -- Class A.........    (1,167,143)   (29,014,203)
   Distributions from net investment income -- Class B.........            --        (75,797)
                                                                 ---------------------------
   Total dividends and distributions to shareholders...........    (1,667,143)   (29,090,000)
                                                                 ---------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 7)...............................   (27,473,843)   162,903,312
                                                                 ---------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (27,473,843)   171,954,144
                                                                 ---------------------------
   NET ASSETS:
   Beginning of period.........................................    61,848,552    532,222,551
                                                                 ---------------------------
   End of period+..............................................  $ 34,374,709    704,176,695
                                                                 ---------------------------
                                                                 ---------------------------
   ---------------
   + Includes accumulated undistributed net investment income
     (loss)....................................................  $     (9,674)  $ 31,866,237
                                                                 ---------------------------
                                                                 ---------------------------

    See Notes to Financial Statements.

---------------------

       GROWTH                         CAPITAL         NATURAL                     STRATEGIC
     AND INCOME       GROWTH        APPRECIATION     RESOURCES    MULTI-ASSET    MULTI-ASSET
      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
     ----------------------------------------------------------------------------------------
     $    92,809   $   2,486,399   $   (2,636,901)  $   847,255   $  2,069,820   $  1,431,845
       1,977,749     (35,726,565)    (224,710,783)    4,476,625        (70,234)    (5,924,670)
              --              --           21,408       (58,448)            --         (6,618)
              --              --               --            --     (1,073,480)       166,782
      (6,272,072)    (91,089,251)     (37,320,563)   (8,065,881)    (5,744,070)       (70,187)
              --              --              796        (1,655)            --        103,648
              --              --               --            --        232,922        (25,645)
     ----------------------------------------------------------------------------------------
      (4,201,514)   (124,329,417)    (264,646,043)   (2,802,104)    (4,585,042)    (4,324,845)
     ----------------------------------------------------------------------------------------
      (3,710,000)   (115,997,720)    (385,727,080)   (5,028,952)   (11,265,000)    (8,314,000)
              --        (187,280)        (499,920)      (11,048)            --             --
         (88,000)     (1,158,469)      (4,050,305)     (309,365)    (2,685,000)    (2,575,000)
              --          (1,531)          (4,695)         (635)            --             --
     ----------------------------------------------------------------------------------------
      (3,798,000)   (117,345,000)    (390,282,000)   (5,350,000)   (13,950,000)   (10,889,000)
     ----------------------------------------------------------------------------------------
      (1,081,641)    128,298,431      344,755,996     8,663,136       (691,798)     2,502,248
     ----------------------------------------------------------------------------------------
      (9,081,155)   (113,375,986)    (310,172,047)      511,032    (19,226,840)   (12,711,597)
     ----------------------------------------------------------------------------------------
      38,074,557     914,185,614    1,954,892,281    71,624,575    106,297,599     61,770,502
     ----------------------------------------------------------------------------------------
     $28,993,402   $ 800,809,628   $1,644,720,234   $72,135,607   $ 87,070,759   $ 49,058,905
     ----------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------
     $    84,280   $   2,274,857   $     (118,087)  $   756,537   $  2,044,189   $    263,050
     ----------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end diversified management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies. The Trust issues separate series of shares ("the Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. In December of 2001, the High Yield Portfolio was liquidated and is no longer included in the Trust.

Effective July 9, 2001, shares of beneficial interest in certain Portfolios of the Trust (specifically, the Government & Quality Bond Portfolio, the Growth Portfolio, the Capital Appreciation Portfolio, and the Natural Resources Portfolio) were divided into two classes of shares, Class A and Class B. All shares issued prior to such date have been reclassified as Class A shares. Class A shares of each Portfolio are offered only in connection with certain variable contracts. Class B shares of a given Portfolio are identical in all respects to Class A shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class B shares are subject to service fees, while Class A shares are not, and (iii) Class B shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class B shares. The Board of Trustees may establish additional portfolios or classes in the future.

The investment objectives for each portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The GOVERNMENT & QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The NATURAL RESOURCES PORTFOLIO seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In the opinion of management of the Trust, the accompanying financial statement contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust, and the results of its operations, the changes in its net assets and it financial highlights for the periods presented. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from

---------------------
more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts (forward contracts) are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities, including forward commitments on securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain/loss on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. The Trust amortizes all premiums and accretes all discounts on fixed income securities; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

Prior to January 1, 2001, the Trust did not accrete discounts or amortize premiums for financial reporting purposes. Based on securities held by the Portfolios on January 1, 2001, the cumulative effect of this accounting change had no impact on total net assets of the Portfolios, but resulted in an adjustment of $(1,110,439), $(23,986), and $5,982 to the cost of investment securities for the Government and Quality Bond, Multi-Asset and Strategic Multi-Asset Portfolios, respectively. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets or other appropriate methods. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

                                                           ---------------------

For the year ended December 31, 2001, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                 ACCUMULATED
                                                                UNDISTRIBUTED     ACCUMULATED
                                                                NET REALIZED     UNDISTRIBUTED       PAID
                                                                 INVESTMENT      NET REALIZED         IN
                                                                 INCOME/LOSS       GAIN/LOSS        CAPITAL
                                                                ---------------------------------------------
Money Market Portfolio......................................     $       --       $        --     $        --
Government & Quality Bond Portfolio.........................      1,447,640        (1,447,640)             --
Growth and Income Portfolio.................................          1,037                --          (1,037)
Growth Portfolio............................................       (149,540)          149,540              --
Capital Appreciation Portfolio..............................      2,614,475           739,165      (3,353,640)
Natural Resources Portfolio.................................        (80,566)           80,566              --
Multi-Asset Portfolio.......................................         25,041           (25,041)             --
Strategic Multi-Asset Portfolio.............................        (59,683)           59,683              --

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, paydowns, and litigation settlements.

NOTE 3. OPERATING POLICIES:

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At June 30, 2002, the Money Market, Government & Quality Bond, Growth and Income, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios had a 3.3%, 40.8%, 0.4%, 35.8%, 8.7%, 3.0% and 0.9%,
respectively, undivided interest, representing $3,170,000, $39,435,000, $35,000, $34,660,000, $8,375,000, $2,865,000 and $915,000, respectively, in principal amount, in a joint repurchase agreement with UBS Warburg, Inc., which is dated June 28, 2002, bears interest at the rate of 1.89% per annum, has an aggregate principal amount of $96,695,000 and a repurchase price of $96,710,229, matures on July 1, 2002, and is collateralized by $68,250,000 of U.S. Treasury Bonds, which bear interest at a rate of 12%, matures 8/15/2003 which have an approximate value of $100,986,668.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The portfolio segregates assets equal to or greater than the value of the open contracts. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FORWARD COMMITMENTS: Each portfolio may enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (forward commitments). The forward commitments are marked-to-market daily using the market value of the underlying security that is purchased or sold under the commitment. The change in market value is recorded by the portfolio as unrealized gain or loss of investments. When a commitment is closed, the portfolio records a realized gain or loss equal to the difference between the value of the commitment at the time it was opened and the value at the time it was closed. The realized gain/loss is included with the realized gain/loss on investments in the Statement of Operations. The portfolio assumes the risk of any change in market value of the security beginning on the date of the agreement. Forward commitments may involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum initial margin requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the

---------------------
price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

  At June 30, 2002, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                                                   AGGREGATE       AGGREGATE
                                                                     GROSS           GROSS        UNREALIZED
                                                                   UNREALIZED     UNREALIZED     GAIN (LOSS)       COST OF
                                                                      GAIN           LOSS            NET         INVESTMENTS
                                                                          ----------------------------------------------------
    Money Market Portfolio......................................  $         --   $          --   $         --   $   30,496,546
    Government & Quality Bond Portfolio.........................    12,614,661         734,352     11,880,309      700,253,539
    Growth and Income Portfolio.................................     4,146,839       2,564,235      1,582,604       20,793,732
    Growth Portfolio............................................    93,669,928      58,822,335     34,847,593      624,802,738
    Capital Appreciation Portfolio..............................   206,484,538     171,437,932     35,046,606    1,251,684,488
    Natural Resources Portfolio.................................    13,048,499       4,143,893      8,904,606       97,134,204
    Multi-Asset Portfolio.......................................    11,159,539       5,417,487      5,742,052       67,246,213
    Strategic Multi-Asset Portfolio.............................     2,529,972       4,163,847     (1,633,875)      44,541,338

At December 31, 2001, the Government & Quality Bond Portfolio had a capital loss carryovers of $679,643 which will expire in 2008. The Growth Portfolio, Capital Appreciation Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio had capital loss carryovers of $31,848,498, $179,730,691, $2,182,740, and $5,060,203, respectively, all which will expire in 2009. The Money Market Portfolio and the Government & Quality Bond Portfolio utilized capital loss carryovers of $1,224 and $5,222,302, respectively, to offset net taxable gains realized and recognized in the year ended December 31, 2001.

Post 10/31 Capital Loss Deferrals at December 31, 2001 were as follows: Growth Portfolio $2,098,069, Capital Appreciation $38,688,578, and Strategic Multi-Asset $182,830.

Post 10/31 Foreign Exchange Loss Deferrals at December 31, 2001 were as follows:
Capital Appreciation $3,121, Strategic Multi-Asset $84,283.

As required by the AICPA Audit Guide for Investment Companies for the reporting period beginning after December 15, 2000, the following details the tax basis distributions as well as the components of distributable earnings. The tax basis components as of December 31, 2001 of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions.

                                                                  DISTRIBUTABLE EARNINGS                   TAX DISTRIBUTIONS
                                                        -------------------------------------------   ---------------------------
                                                                                       UNREALIZED
                                                         ORDINARY      LONG-TERM      APPRECIATION     ORDINARY       LONG-TERM
                                                          INCOME         GAINS       (DEPRECIATION)     INCOME      CAPITAL GAINS
                                                                    -------------------------------------------------------------
    Money Market Portfolio............................  $    13,000   $        --     $         --    $ 1,667,143   $        --
    Government & Quality Bond Portfolio...............   33,481,740       (679,843)      6,330,570     29,090,000            --
    Growth and Income Portfolio.......................       90,338      2,024,011       4,485,644         88,000      3,710,000
    Growth Portfolio..................................    2,346,520    (31,948,498)    106,352,516     38,234,651     79,110,349
    Capital Appreciation Portfolio....................          --    (179,730,691)    224,827,628     36,037,873    354,226,607
    Natural Resources Portfolio.......................    1,517,831      3,866,577       1,291,372        310,000      5,040,000
    Multi-Asset Portfolio.............................    2,079,421     (2,182,740)     12,099,306      6,684,517      7,265,483
    Strategic Multi-Asset Portfolio...................      306,503     (5,120,897)     (1,842,090)     5,190,251      5,698,749

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust entered into an Investment Advisory and Management Agreement (the Management Agreement) with SunAmerica Asset Management Corp. (SAAMCo), an indirect wholly owned subsidiary of American International Group, Inc., with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative
                                                           ---------------------
services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                             AVERAGE DAILY   MANAGEMENT
        PORTFOLIO             NET ASSETS        FEE
-------------------------------------------------------
Money Market                $0-$150 million    .500%
                                   >   $150
                                    million    .475%
                                   >   $250
                                    million    .450%
                                   >   $500
                                    million    .425%
Government & Quality Bond   $0-$200 million    .625%
                                   >   $200
                                    million    .575%
                                   >   $500
                                    million    .500%
Growth and Income           $0-$100 million    .700%
                                   >   $100
                                    million    .650%
                                   >   $250
                                    million    .600%
                                   >   $500
                                    million    .575%

                             AVERAGE DAILY   MANAGEMENT
        PORTFOLIO             NET ASSETS        FEE
-------------------------------------------------------
Growth                      $0-$250 million    .750%
                                   >   $250
                                    million    .675%
                                   >   $500
                                    million    .600%
Capital Appreciation         $0-$50 million    .750%
                                   >    $50
                                    million    .725%
                                   >   $100
                                    million    .700%
Natural Resources           >             $0   .750%
Strategic Multi-Asset/      $0-$200 million   1.000%
                                   >   $200
Multi-Asset                         million    .875%
                                   >   $500
                                    million    .800%

SAAMCO has entered into Subadvisory Agreements (the Subadvisory Agreement) with Wellington Management Company (WMC) to manage the investments of each portfolio.

The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                             AVERAGE DAILY      WMC
        PORTFOLIO             NET ASSETS     ALLOCATION
-------------------------------------------------------
Money Market                $0-$500 million     .075%
                                   >   $500
                                    million     .020%
Government & Quality Bond    $0-$50 million     .225%
                                   >    $50
                                    million     .125%
                                   >   $100
                                    million     .100%
Growth/                      $0-$50 million     .325%
                                   >    $50
Growth and Income                   million     .225%
                                   >   $150
                                    million     .200%
                                   >   $500
                                    million     .150%
Capital Appreciation         $0-$50 million     .375%
                                   >    $50
                                    million     .275%
                                   >   $150
                                    million     .250%

                             AVERAGE DAILY      WMC
        PORTFOLIO             NET ASSETS     ALLOCATION
-------------------------------------------------------
Natural Resources            $0-$50 million     .350%
                                   >    $50
                                    million     .250%
                                   >   $150
                                    million     .200%
                                   >   $500
                                    million     .150%
Multi-Asset                  $0-$50 million     .250%
                                   >    $50
                                    million     .175%
                                   >   $150
                                    million     .150%
Strategic Multi-Asset        $0-$50 million     .300%
                                   >    $50
                                    million     .200%
                                   >   $150
                                    million     .175%
                                   >   $500
                                    million     .150%

For the fiscal year ended December 31, 2001, SAAMCo received fees of $11,013,993 from the Trust, of which SAAMCo informed the Trust that $7,604,268 was retained and $3,409,725 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the six months ended June 30, 2002:

                                                                        MONEY        GOVERNMENT &     GROWTH
                                                                        MARKET       QUALITY BOND   AND INCOME       GROWTH
                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                     -------------------------------------------------------
    Purchases of portfolio securities (excluding U.S. government
      securities)...............................................    $          --    $154,651,943   $10,003,220   $327,024,685
    Sales of portfolio securities (excluding U.S. government
      securities)...............................................               --     311,669,530     6,353,544    340,240,741
    U.S. government securities excluded above were as follows:
    Purchases of U.S. government securities.....................               --     218,697,872           --             --
    Sales of U.S. government securities.........................               --     237,769,531           --             --

---------------------
    52

                                                                       CAPITAL         NATURAL                     STRATEGIC
                                                                     APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                       -------------------------------------------------------
    Purchases of portfolio securities (excluding U.S. government
      securities)...............................................    $  566,069,864   $ 36,826,485   $15,643,277   $ 42,421,003
    Sales of portfolio securities (excluding U.S. government
      securities)...............................................       615,677,520     20,151,403    20,039,498     43,458,715
    U.S. government securities excluded above were as follows:
    Purchases of U.S. government securities.....................               --             --      4,895,547        882,251
    Sales of U.S. government securities.........................               --             --        660,781      1,384,668

NOTE 7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                                MONEY MARKET PORTFOLIO
                             ------------------------------------------------------------
                                                       CLASS A
                             ------------------------------------------------------------
                                   FOR THE PERIOD                   FOR THE YEAR
                                        ENDED                          ENDED
                                    JUNE 30, 2002                DECEMBER 31, 2001
                             ---------------------------   ------------------------------
                               SHARES         AMOUNT          SHARES          AMOUNT
                             ---------------------------   ------------------------------
Shares sold..............     49,551,848   $  49,551,848    122,154,624   $   122,154,624
Reinvested dividends.....        166,376         166,376      1,667,143         1,667,143
Shares redeemed..........    (54,072,047)    (54,072,047)  (151,295,610)     (151,295,610)
                             -----------   -------------   ------------   ---------------
Net increase
  (decrease).............     (4,353,823)  $  (4,353,823)   (27,473,843)  $   (27,473,843)
                             ===========   =============   ============   ===============

                                         GOVERNMENT & QUALITY BOND PORTFOLIO
                             ------------------------------------------------------------
                                                       CLASS A
                             ------------------------------------------------------------
                                   FOR THE PERIOD                   FOR THE YEAR
                                        ENDED                          ENDED
                                    JUNE 30, 2002                DECEMBER 31, 2001
                             ---------------------------   ------------------------------
                               SHARES         AMOUNT          SHARES          AMOUNT
                             ---------------------------   ------------------------------
Shares sold..............     10,056,819   $ 151,496,209     31,367,005   $   466,415,345
Reinvested dividends.....             --              --      1,973,755        29,014,203
Shares redeemed..........     (9,319,076)   (139,707,569)   (23,838,399)     (352,392,540)
                             -----------   -------------   ------------   ---------------
Net increase
  (decrease).............        737,743   $  11,788,640      9,502,361   $   143,037,008
                             ===========   =============   ============   ===============

                                  GOVERNMENT & QUALITY BOND PORTFOLIO
                           --------------------------------------------------
                                                CLASS B
                           --------------------------------------------------
                                FOR THE PERIOD             FOR THE YEAR
                                    ENDED                      ENDED
                                JUNE 30, 2002            DECEMBER 31, 2001
                           ------------------------   -----------------------
                            SHARES        AMOUNT       SHARES       AMOUNT
                           ------------------------   -----------------------
Shares sold..............  3,586,815   $ 53,924,104   1,457,731   $21,675,693
Reinvested dividends.....         --             --       5,156        75,797
Shares redeemed..........   (918,727)   (13,794,940)   (127,840)   (1,885,186)
                           ---------   ------------   ---------   -----------
Net increase
  (decrease).............  2,668,088   $ 40,129,164   1,335,047   $19,866,304
                           =========   ============   =========   ===========

                                             GROWTH AND INCOME PORTFOLIO
                             ------------------------------------------------------------
                                                       CLASS A
                             ------------------------------------------------------------
                                   FOR THE PERIOD                   FOR THE YEAR
                                        ENDED                          ENDED
                                    JUNE 30, 2002                DECEMBER 31, 2001
                             ---------------------------   ------------------------------
                               SHARES         AMOUNT          SHARES          AMOUNT
                             ---------------------------   ------------------------------
Shares sold..............        177,953   $   2,118,108        387,040   $     5,440,849
Reinvested dividends.....             --              --        334,921         3,798,000
Shares redeemed..........       (359,673)     (4,198,471)      (711,737)      (10,320,490)
                             -----------   -------------   ------------   ---------------
Net increase
  (decrease).............       (181,720)  $  (2,080,363)        10,224   $    (1,081,641)
                             ===========   =============   ============   ===============

                                                                GROWTH PORTFOLIO
                             ---------------------------------------------------------------------------------------
                                                       CLASS A                                      CLASS B
                             ------------------------------------------------------------   ------------------------
                                   FOR THE PERIOD                   FOR THE YEAR                 FOR THE PERIOD
                                        ENDED                          ENDED                         ENDED
                                    JUNE 30, 2002                DECEMBER 31, 2001               JUNE 30, 2002
                             ---------------------------   ------------------------------   ------------------------
                               SHARES         AMOUNT          SHARES          AMOUNT         SHARES        AMOUNT
                             ---------------------------   ------------------------------   ------------------------
Shares sold..............      3,111,528   $  75,657,002      8,307,783   $   238,649,006     860,278   $ 20,596,458
Reinvested dividends.....             --              --      5,284,447       117,156,189          --             --
Shares redeemed..........     (5,519,859)   (131,433,631)    (8,427,475)     (236,313,392)   (131,037)    (3,063,576)
                             -----------   -------------   ------------   ---------------   ---------   ------------
Net increase
  (decrease).............     (2,408,331)  $ (55,776,629)     5,164,755   $   119,491,803     729,241   $ 17,532,882
                             ===========   =============   ============   ===============   =========   ============

                              GROWTH PORTFOLIO
                           -----------------------
                                   CLASS B
                           -----------------------
                                FOR THE YEAR
                                    ENDED
                              DECEMBER 31, 2001
                           -----------------------
                            SHARES       AMOUNT
                           -----------------------
Shares sold..............    379,821   $ 9,315,946
Reinvested dividends.....      8,518       188,812
Shares redeemed..........    (29,008)     (698,130)
                           ---------   -----------
Net increase
  (decrease).............    359,331   $ 8,806,628
                           =========   ===========

                                                           ---------------------

                                            CAPITAL APPRECIATION PORTFOLIO
                             ------------------------------------------------------------
                                                       CLASS A
                             ------------------------------------------------------------
                                   FOR THE PERIOD                   FOR THE YEAR
                                        ENDED                          ENDED
                                    JUNE 30, 2002                DECEMBER 31, 2001
                             ---------------------------   ------------------------------
                               SHARES         AMOUNT          SHARES          AMOUNT
                             ---------------------------   ------------------------------
Shares sold..............     12,522,171   $ 352,681,975     36,120,655   $ 1,442,377,339
Reinvested dividends.....             --              --     11,197,282       389,777,385
Shares redeemed..........    (17,262,193)   (481,465,297)   (33,550,205)   (1,503,611,135)
                             -----------   -------------   ------------   ---------------
Net increase
  (decrease).............     (4,740,022)  $(128,783,322)    13,767,732   $   328,543,589
                             ===========   =============   ============   ===============

                                     CAPITAL APPRECIATION PORTFOLIO
                           --------------------------------------------------
                                                CLASS B
                           --------------------------------------------------
                                FOR THE PERIOD             FOR THE YEAR
                                    ENDED                      ENDED
                                JUNE 30, 2002            DECEMBER 31, 2001
                           ------------------------   -----------------------
                            SHARES        AMOUNT       SHARES       AMOUNT
                           ------------------------   -----------------------
Shares sold..............  1,709,911   $ 47,656,332     578,358   $16,879,269
Reinvested dividends.....         --             --      14,500       504,616
Shares redeemed..........   (397,681)   (10,882,606)    (33,229)   (1,171,478)
                           ---------   ------------   ---------   -----------
Net increase
  (decrease).............  1,312,230   $ 36,773,726     559,629   $16,212,407
                           =========   ============   =========   ===========

                                             NATURAL RESOURCES PORTFOLIO
                             ------------------------------------------------------------
                                                       CLASS A
                             ------------------------------------------------------------
                                   FOR THE PERIOD                   FOR THE YEAR
                                        ENDED                          ENDED
                                    JUNE 30, 2002                DECEMBER 31, 2001
                             ---------------------------   ------------------------------
                               SHARES         AMOUNT          SHARES          AMOUNT
                             ---------------------------   ------------------------------
Shares sold..............      2,232,834   $  45,084,060      2,874,659   $    55,918,899
Reinvested dividends.....                                       321,973         5,338,317
Shares redeemed..........     (1,208,969)    (24,347,186)    (2,891,449)      (53,536,756)
                             -----------   -------------   ------------   ---------------
Net increase
  (decrease).............      1,023,865   $  20,736,874        305,183   $     7,720,460
                             ===========   =============   ============   ===============

                                      NATURAL RESOURCES PORTFOLIO
                           --------------------------------------------------
                                                CLASS B
                           --------------------------------------------------
                                FOR THE PERIOD             FOR THE YEAR
                                    ENDED                      ENDED
                                JUNE 30, 2002            DECEMBER 31, 2001
                           ------------------------   -----------------------
                            SHARES        AMOUNT       SHARES       AMOUNT
                           ------------------------   -----------------------
Shares sold..............    217,185   $  4,395,407      61,224   $ 1,024,774
Reinvested dividends.....         --             --         705        11,683
Shares redeemed..........    (53,188)    (1,081,582)     (5,735)      (93,781)
                           ---------   ------------   ---------   -----------
Net increase
  (decrease).............    163,997   $  3,313,825      56,194   $   942,676
                           =========   ============   =========   ===========

                                                MULTI-ASSET PORTFOLIO
                             ------------------------------------------------------------
                                                       CLASS A
                             ------------------------------------------------------------
                                   FOR THE PERIOD                   FOR THE YEAR
                                        ENDED                          ENDED
                                    JUNE 30, 2002                DECEMBER 31, 2001
                             ---------------------------   ------------------------------
                               SHARES         AMOUNT          SHARES          AMOUNT
                             ---------------------------   ------------------------------
Shares sold..............        334,236   $   2,592,142        934,471   $     8,508,659
Reinvested dividends.....             --              --      1,897,959        13,950,000
Shares redeemed..........     (1,072,113)     (8,181,367)    (2,553,357)      (23,150,457)
                             -----------   -------------   ------------   ---------------
Net increase
  (decrease).............       (737,877)  $  (5,589,225)       279,073   $      (691,798)
                             ===========   =============   ============   ===============

                                           STRATEGIC MULTI-ASSET PORTFOLIO
                             ------------------------------------------------------------
                                                       CLASS A
                             ------------------------------------------------------------
                                   FOR THE PERIOD                   FOR THE YEAR
                                        ENDED                          ENDED
                                    JUNE 30, 2002                DECEMBER 31, 2001
                             ---------------------------   ------------------------------
                               SHARES         AMOUNT          SHARES          AMOUNT
                             ---------------------------   ------------------------------
Shares sold..............        165,749   $   1,098,483        364,050   $     2,700,805
Reinvested dividends.....             --              --      1,796,865        10,889,000
Shares redeemed..........       (723,902)     (4,769,097)    (1,355,269)      (11,087,557)
                             -----------   -------------   ------------   ---------------
Net increase
  (decrease).............       (558,153)  $  (3,670,614)       805,646   $     2,502,248
                             ===========   =============   ============   ===============

NOTE 8. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the Retirement Plan) effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an Eligible Trustee) retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 2002, the Trust had accrued $219,886 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities. For the fiscal year ended June 30, 2002, expensed $27,792 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

---------------------

NOTE 9. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. (AIG) or an affiliate thereof. Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly owned subsidiary of AIG. During the fiscal year ended June 30, 2002 the following portfolios recorded realized gains and income on security transactions of AIG and affiliates of AIG as follows:

                                                                                                     REALIZED
                                                                             SECURITY                GAIN/LOSS    INCOME
                                                                ---------------------------------------------------------
    Growth and Income Portfolio...............................  American International Group, Inc.   $    --      $   729
    Growth Portfolio..........................................  American International Group,             --       11,739
                                                                Inc...............................
    Multi-Asset Portfolio.....................................  American International Group, Inc.        --        1,274
    Strategic Multi-Asset Portfolio...........................  International Lease Finance Corp.         --          185

NOTE 10. COMMITMENTS AND CONTINGENCIES: The Funds have established a $75,000,000 unsecured committed revolving line of credit with State Street Bank & Trust Company, the Fund's custodian. Interest is payable at the Federal Funds rate plus 50 basis points. There is also a commitment fee of 10 basis points per annum which is included in other expenses on the Statement of Operations. During the six months ended June 30, 2002, there were no borrowings.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       NET                     DIVIDENDS   DIVIDENDS
                                     REALIZED       TOTAL      DECLARED    FROM NET                               NET
             NET ASSET     NET     & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                 ASSETS
               VALUE     INVEST-   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                   END OF
  PERIOD     BEGINNING    MENT          ON           MENT        MENT       INVEST-     END OF      TOTAL        PERIOD
  ENDED      OF PERIOD   INCOME*   INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**     (000'S)
--------------------------------------------------------------------------------------------------------------------------
                                            Money Market Portfolio -- Class A
12/31/97      $ 1.00      $0.05       $  --         $ 0.05      $(0.05)     $  --       $ 1.00        5.1%      $ 69,804
12/31/98        1.00       0.05          --           0.05       (0.05)        --         1.00        5.1         65,553
12/31/99        1.00       0.05          --           0.05       (0.05)        --         1.00        4.7         63,222
12/31/00        1.00       0.06          --           0.06       (0.06)        --         1.00        6.0         61,849
12/31/01        1.00       0.04          --           0.04       (0.04)        --         1.00        3.7         34,375
6/30/02(1)      1.00       0.01          --           0.01       (0.01)        --         1.00        0.5         30,021
                                      Government & Quality Bond Portfolio -- Class A
12/31/97      $13.67      $0.84       $ 0.42        $ 1.26      $(0.92)     $(0.05)     $13.96        9.5%      $234,623
12/31/98       13.96       0.79         0.48          1.27       (0.57)      (0.02)      14.64        9.2        375,667
12/31/99       14.64       0.78        (1.02)        (0.25)      (0.51)      (0.21)      13.68       (1.7)       480,572
12/31/00       13.68       0.82         0.70          1.52       (0.75)        --        14.45       11.4        532,223
12/31/01       14.45       0.76         0.24          1.00       (0.68)        --        14.77        6.9        684,464
6/30/02(1)     14.77       0.38         0.15          0.53          --         --        15.30        3.6        720,067
                                      Government & Quality Bond Portfolio -- Class B
12/31/01#     $14.90      $0.26       $ 0.28        $ 0.54      $(0.67)     $  --       $14.77        3.7%      $ 19,713
6/30/02(1)     14.77       0.36         0.16          0.52          --         --        15.29        3.5         61,221
                                          Growth and Income Portfolio -- Class A
12/31/97      $13.59      $0.15       $ 3.74        $ 3.89      $(0.34)     $  --       $17.14       28.8%      $ 44,417
12/31/98       17.14       0.14         4.80          4.94       (0.17)      (0.80)      21.11       30.2         52,190
12/31/99       21.11       0.10         3.06          3.16       (0.15)      (3.12)      21.00       15.9         49,710
12/31/00       21.00       0.04        (1.16)        (1.12)      (0.12)      (3.21)      16.55       (6.7)        38,075
12/31/01       16.55       0.04        (2.14)        (2.10)      (0.04)      (1.86)      12.55      (11.4)        28,993
6/30/02(1)     12.55       0.03        (2.05)        (2.02)         --          --       10.53      (16.1)        22,421
                                               Growth Portfolio -- Class A
12/31/97      $23.19      $0.16       $ 6.76        $ 6.92      $(0.20)     $(2.87)     $27.04       30.4%      $485,528
12/31/98       27.04       0.11         7.19          7.30       (0.14)      (1.68)      32.52       29.0        669,330
12/31/99       32.52       0.08         8.31          8.39       (0.10)      (2.29)      38.52       26.9        868,765
12/31/00       38.52       0.06        (0.08)        (0.02)      (0.06)      (4.02)      34.42       (1.0)       914,186
12/31/01       34.42       0.09        (5.15)        (5.06)      (0.04)      (4.36)      24.96      (13.1)       791,845
6/30/02(1)     24.96       0.05        (3.19)        (3.14)         --          --       21.82      (12.6)       639,707
                                               Growth Portfolio -- Class B
12/31/01#     $30.35      $0.03       $(1.03)       $(1.00)     $(0.04)     $(4.36)     $24.95       (1.5)%     $  8,965
6/30/02(1)     24.95       0.03        (3.18)        (3.15)         --          --       21.80      (12.6)        23,726


                         RATIO OF NET
             RATIO OF     INVESTMENT
             EXPENSES       INCOME      PORTFOLIO
  PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
  ENDED     NET ASSETS    NET ASSETS      RATE
-------------------------------------------------------------------------------------------
              Money Market Portfolio -- Class A
12/31/97       0.6%           5.0%          -- %
12/31/98       0.6            5.0           --
12/31/99       0.7            4.6           --
12/31/00       0.7            5.8           --
12/31/01       0.7            3.8           --
6/30/02(1)     0.8+           1.1+          --
                  Government & Quality Bond
                     Portfolio -- Class A
12/31/97       0.7%           6.1%         75.7%
12/31/98       0.7            5.5         150.2
12/31/99       0.7            5.5          31.1
12/31/00       0.7            5.9          57.9
12/31/01       0.6            5.2          71.2
6/30/02(1)     0.6+           5.1+         55.1
                  Government & Quality Bond
                     Portfolio -- Class B
12/31/01#      0.8%+          4.5%+        71.2%
6/30/02(1)     0.8+           5.0+         55.1
            Growth and Income Portfolio -- Class
                               A
12/31/97       0.8%           1.0%         49.4%
12/31/98       0.8            0.7          41.0
12/31/99       0.9            0.5          20.4
12/31/00       0.9            0.2          23.6
12/31/01       1.0            0.3          23.5
6/30/02(1)     1.0+           0.4+         25.0
                 Growth Portfolio -- Class A
12/31/97       0.8%           0.6%         32.2%
12/31/98       0.8            0.4          27.1
12/31/99       0.7            0.2          39.9
12/31/00       0.7            0.2          69.8
12/31/01       0.7            0.3          70.4
6/30/02(1)     0.7+           0.4+         45.6
                 Growth Portfolio -- Class B
12/31/01#      0.9%+          0.3%+        70.4%
6/30/02(1)     0.9+           0.3+         45.6

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
+   Annualized.
#  Commenced operations on July 9, 2001.
(1) Unaudited.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                          NET                     DIVIDENDS   DIVIDENDS
                                        REALIZED       TOTAL      DECLARED    FROM NET                              NET
             NET ASSET      NET       & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                ASSETS
               VALUE     INVESTMENT   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                  END OF
  PERIOD     BEGINNING     INCOME          ON           MENT        MENT       INVEST-     END OF      TOTAL       PERIOD
  ENDED      OF PERIOD    (LOSS)*     INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**    (000'S)
---------------------------------------------------------------------------------------------------------------------------
                                         Capital Appreciation Portfolio -- Class A
12/31/97      $28.00       $ 0.02        $ 7.05        $ 7.07      $(0.05)     $(2.81)     $32.21       25.4%    $  814,311
12/31/98       32.21         0.04          6.24          6.28       (0.02)      (2.88)      35.59       22.2      1,100,646
12/31/99       35.59         0.08         23.40         23.48       (0.03)      (2.02)      57.02       67.6      1,986,888
12/31/00       57.02         0.11         (3.39)        (3.28)      (0.05)      (6.25)      47.44       (7.5)     1,954,892
12/31/01       47.44        (0.06)        (7.82)        (7.88)      (0.10)      (9.85)      29.61      (12.6)     1,628,155
6/30/02(1)     29.61        (0.03)        (4.75)        (4.78)         --          --       24.83      (16.1)     1,247,564
                                         Capital Appreciation Portfolio -- Class B
12/31/01#     $42.82       $(0.00)       $(3.28)       $(3.28)     $(0.09)     $(9.85)     $29.60       (3.3)%   $   16,565
6/30/02(1)     29.60        (0.06)        (4.74)        (4.80)         --          --       24.80      (16.2)        46,427
                                          Natural Resources Portfolio -- Class A
12/31/97      $16.87       $ 0.20        $(1.49)       $(1.29)     $(0.17)     $(0.99)     $14.42       (8.6)%   $   50,054
12/31/98       14.42         0.21         (2.72)        (2.51)      (0.19)      (0.13)      11.59      (17.3)        39,299
12/31/99       11.59         0.14          4.67          4.81       (0.18)        --        16.22       41.5         54,391
12/31/00       16.22         0.09          3.06          3.15       (0.14)        --        19.23       19.4         71,625
12/31/01       19.23         0.21         (0.49)        (0.28)      (0.07)      (1.22)      17.66       (1.0)        71,144
6/30/02(1)     17.66         0.07          2.48          2.55          --          --       20.21       14.4        102,131
                                          Natural Resources Portfolio -- Class B
12/31/01#     $19.46       $ 0.03        $(0.56)       $(0.53)     $(0.07)     $(1.22)     $17.64       (2.3)%   $      991
6/30/02(1)     17.64         0.06          2.48          2.54          --          --       20.18       14.4          4,443
                                             Multi-Asset Portfolio -- Class A
12/31/97      $13.35       $ 0.34        $ 2.36        $ 2.70      $(0.43)     $(2.10)     $13.52       21.1%    $  145,685
12/31/98       13.52         0.30          2.56          2.86       (0.40)      (2.49)      13.49       24.5        146,712
12/31/99       13.49         0.26          1.28          1.54       (0.34)      (2.11)      12.58       12.5        129,442
12/31/00       12.58         0.27         (0.21)         0.06       (0.30)      (2.44)       9.90       (0.6)       106,298
12/31/01        9.90         0.20         (0.74)        (0.54)      (0.28)      (1.18)       7.90       (4.3)        87,071
6/30/02(1)      7.90         0.06         (0.81)        (0.75)         --          --        7.15       (9.5)        73,503
                                        Strategic Multi-Asset Portfolio -- Class A
12/31/97      $12.20       $ 0.23        $ 1.48        $ 1.71      $(0.31)     $(2.32)     $11.28       14.3%    $   53,289
12/31/98       11.28         0.23          1.13          1.36       (0.26)      (1.92)      10.46       15.2         49,254
12/31/99       10.46         0.24          2.50          2.74       (0.17)      (1.26)      11.77       28.2         79,273
12/31/00       11.77         0.29         (0.85)        (0.56)      (0.26)      (1.60)       9.35       (5.6)        61,771
12/31/01        9.35         0.22         (1.08)        (0.86)      (0.44)      (1.43)       6.62       (7.4)        49,059
6/30/02(1)      6.62         0.07         (0.41)        (0.34)         --          --        6.28       (5.1)        43,032


                           RATIO OF NET
             RATIO OF       INVESTMENT
             EXPENSES      INCOME (LOSS)   PORTFOLIO
  PERIOD    TO AVERAGE      TO AVERAGE     TURNOVER
  ENDED     NET ASSETS      NET ASSETS       RATE
------------------------------------------------------------------------------------------------------
            Capital Appreciation Portfolio -- Class
                               A
12/31/97        0.7%            0.1%          60.1%
12/31/98        0.7             0.1           59.6
12/31/99        0.7             0.2           63.7
12/31/00        0.7             0.2           84.2
12/31/01        0.8            (0.2)          68.2
6/30/02(1)      0.8+           (0.2)+         40.4
            Capital Appreciation Portfolio -- Class
                                B
12/31/01#       0.9%+          (0.2)%+        68.2%
6/30/02(1)      0.9+           (0.3)+         40.4
             Natural Resources Portfolio -- Class A
12/31/97        0.9%            1.2%          27.9%
12/31/98        0.9             1.6           51.2
12/31/99        1.0             1.0           86.7
12/31/00        0.9             0.5           85.0
12/31/01        0.9             1.1           48.3
6/30/02(1)      0.9+            0.8+          23.2
             Natural Resources Portfolio -- Class B
12/31/01#       1.1%+           0.5%+         48.3%
6/30/02(1)      1.0+            0.6+          23.2
                Multi-Asset Portfolio -- Class A
12/31/97        1.1%            2.4%          56.5%
12/31/98        1.1             2.2           51.1
12/31/99        1.1             2.0           40.9
12/31/00        1.1             2.2           35.9
12/31/01        1.1             2.2           30.3
6/30/02(1)      1.1+            1.8+          27.6
            Strategic Multi-Asset Portfolio -- Class
                                A
12/31/97        1.4%            1.8%          59.7%
12/31/98        1.5             2.0          157.1
12/31/99        1.5             2.4          158.9
12/31/00        1.2             2.6          165.4
12/31/01        1.2             2.7          178.9
6/30/02(1)      1.2+            1.8+          94.2

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
+   Annualized.
#  Commenced operations on July 9, 2001.
(1) Unaudited.

                                                           ---------------------

[AIG SUNAMERICA LOGO]
          Anchor National Life Insurance Company
        1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
                              I-1112-SAR (R 8/02)

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                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

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